PROSPECTUS
FRANKLIN
TAX-FREE
TRUST
JULY 1, 1998  AS AMENDED JANUARY 1, 1999
INVESTMENT STRATEGY
TAX-FREE INCOME

Franklin Arizona Insured Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund Class A & C

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated July 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FRANKLIN TAX-FREE TRUST
------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


TABLE OF CONTENTS

ABOUT THE FUNDS


Expense Summary ..................................................       2
Financial Highlights .............................................       4
How Do the Funds Invest Their Assets? ............................      16
What Are the Risks of Investing in the Funds? ....................      20
Who Manages the Funds? ...........................................      22
How Taxation Affects the Funds and Their Shareholders ............      26
How Is the Trust Organized? ......................................      29

ABOUT YOUR ACCOUNT

How Do I Buy Shares? .............................................      30
May I Exchange Shares for Shares of Another Fund? ................      37
How Do I Sell Shares? ............................................      40
What Distributions Might I Receive From the Funds? ...............      42
Transaction Procedures and Special Requirements ..................      43
Services to Help You Manage Your Account .........................      47
What If I Have Questions About My Account? .......................      50

GLOSSARY

Useful Terms and Definitions .....................................      50


FRANKLIN
TAX-FREE
TRUST

July 1, 1998
as amended January 1, 1999

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN(R)


ABOUT THE FUNDS

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in a fund. It is based on the historical expenses of each fund for the fiscal year ended February 28, 1998. Each fund's actual expenses may vary.

                                               ARIZONA    FLORIDA    INSURED   MASSACHUSETTS   MICHIGAN    MINNESOTA    OHIO
                                                FUND       FUND       FUND         FUND          FUND        FUND       FUND
----------------------------------------------------------------------------------------------------------------------------
A.   SHAREHOLDER TRANSACTION EXPENSES+

     CLASS A1

     Maximum Sales Charge
     (as a percentage of Offering Price)       4.25%        4.25%         4.25%       4.25%      4.25%      4.25%      4.25%
      Paid at time of purchase++               4.25%        4.25%         4.25%       4.25%      4.25%      4.25%      4.25%
      Paid at redemption++++ ...               NONE         NONE          NONE        NONE       NONE       NONE        NONE

     Exchange Fee (per transaction)            NONE         NONE         $5.00*       NONE       NONE       NONE        NONE

     CLASS C1

     Maximum Sales Charge
     (as a percentage of Offering Price)       -            -             1.99%       1.99%      1.99%      1.99%      1.99%
      Paid at time of purchase+++              -            -             1.00%       1.00%      1.00%      1.00%      1.00%
      Paid at redemption++++ ...               -            -             0.99%       0.99%      0.99%      0.99%      0.99%

     Exchange Fee (per transaction)            -            -             NONE*       NONE       NONE       NONE       NONE

B.   ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     CLASS A

     Management Fees ...........               0.63%**     0.63%**    0.47%        0.52%         0.47%      0.50%      0.49%

     Rule 12b-1 Fees*** ........               0.10%       0.10%      0.08%        0.08%         0.08%      0.08%      0.09%

     Other Expenses ............               0.09%       0.07%      0.06%        0.08%         0.08%      0.07%      0.06%
                                              ------------------------------------------------------------------------------

     Total Fund Operating Expenses             0.82%**     0.80%**    0.61%        0.68%         0.63%      0.65%      0.64%
                                              ==============================================================================

     CLASS C

     Management Fees ...........               -           -          0.47%        0.52%         0.47%      0.50%      0.49%

     Rule 12b-1 Fees*** ........               -           -          0.65%        0.65%         0.65%      0.65%      0.65%

     Other Expenses ............               -           -          0.06%        0.08%         0.08%       0.07%     0.06%
                                              ------------------------------------------------------------------------------

     Total Fund Operating Expenses             -           -          1.18%        1.25%         1.20%       1.22%      1.20%
                                              ==============================================================================



C.   EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown.
     These are the projected expenses for each $1,000 that you invest in a fund.

                                   ARIZONA    FLORIDA    INSURED   MASSACHUSETTS   MICHIGAN    MINNESOTA    OHIO
                                    FUND       FUND       FUND         FUND          FUND        FUND       FUND
----------------------------------------------------------------------------------------------------------------
     CLASS A
     1 Year**** ................  $  51      $  50      $  48        $  49         $  49       $  49      $  49
     3 Years ...................  $  68      $  67      $  61        $  63         $  62       $  62      $  62
     5 Years ...................  $  86      $  85      $  75        $  79         $  76       $  77      $  77
     10 Years ..................  $ 140      $ 137      $ 115        $ 124         $ 118       $ 120      $ 119

     CLASS C

     1 Year ....................      -          -      $  32        $  32         $  32       $  32      $  32
     3 Years ...................      -          -      $  47        $  49         $  48       $  48      $  48
     5 Years ...................      -          -      $  74        $  78         $  75       $  76      $  75
     10 Years ..................      -          -      $ 152        $ 160         $ 154       $ 156      $ 154

     For the same Class C investment, you would pay projected expenses of $22 for the Insured, Michigan, Minnesota and Ohio funds, and $23 for the Massachusetts Fund, if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

1Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class A shares.
+++Although Class C has a lower front-end sales charge than Class A, its Rule 12b-1 fees are higher. Over time you may pay more for Class C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
++++A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*There is a $5 fee for exchanges by Market  Timers.
**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.11% for the Arizona Fund and 0.18% for the Florida Fund and total fund operating expenses were 0.30% for the Arizona Fund and 0.35% for the Florida Fund.
***For the Arizona and Florida funds, these fees may not exceed 0.15%. For the remaining funds, these fees may not exceed 0.10% for Class A and 0.65% for Class
C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
****Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Fund Information.

ARIZONA FUND


                                                                    YEAR ENDED FEB. 28
                                                       -------------------------------------------
                                                          1998     1997    1996     1995     19941
                                                       -------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............         $10.36   $10.36  $ 9.80   $10.28   $10.00
                                                       -------------------------------------------

Income from investment operations:
 Net investment income .........................            .54      .55     .55      .55      .34
 Net realized and unrealized gains (losses) ....            .42       -      .57     (.48)     .27
                                                       -------------------------------------------

Total from investment operations ...............            .96      .55    1.12      .07      .61
                                                       -------------------------------------------

Less distributions from:
 Net investment income .........................           (.55)    (.55)   (.56)    (.55)    (.33)
                                                       --------------------------------------------

Net asset value, end of year ...................         $10.77   $10.36  $10.36   $ 9.80   $10.28
                                                       ============================================

Total return* ..................................           9.53%    5.55%  11.64%     .94%    6.04%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................         $58,059  $39,693 $38,199  $20,794  $12,895

Ratios to average net assets:
 Expenses ......................................            .30%     .25%    .16%     .10%     .03%**
 Expenses excluding waiver and payments by affiliate        .82%     .86%    .86%     .96%     .83%**
 Net investment income .........................           5.11%    5.45%   5.51%    5.80%    4.85%**

Portfolio turnover rate ........................          17.44%   18.27%   4.12%   44.61%   62.88%

FLORIDA FUND


                                                                     YEAR ENDED FEB. 28
                                                       -------------------------------------------
                                                          1998     1997    1996     1995     19941
                                                       -------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .............         $ 9.99   $10.02  $ 9.53   $10.07   $10.00
                                                       -------------------------------------------

Income from investment operations:
 Net investment income .........................            .53      .53     .53      .52      .34
 Net realized and unrealized gains (losses) ....            .44     (.03)    .49     (.53)     .06
                                                       -------------------------------------------

Total from investment operations ...............            .97      .50    1.02     (.01)     .40
                                                       -------------------------------------------

Less distributions from:
 Net investment income .........................           (.53)    (.53)   (.53)    (.53)    (.33)
                                                       --------------------------------------------

Net asset value, end of year ...................         $10.43   $ 9.99  $10.02   $ 9.53   $10.07
                                                       ===========================================

Total return* ..................................           9.94%    5.17%  10.95%     .21%    3.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ................        $101,506  $77,177 $69,583  $46,847  $32,150

Ratios to average net assets:
 Expenses ......................................            .35%     .35%    .35%     .35%      -
 Expenses excluding waiver and payments by affiliate        .80%     .80%    .82%     .88%     .83%**
 Net investment income .........................           5.16%    5.36%   5.37%    5.61%    4.97%**

Portfolio turnover rate ........................           8.08%   32.23%  24.36%   43.71%   28.72%


INSURED FUND



                                                              CLASS A
                      --------------------------------------------------------------------------------------
                                                        YEAR ENDED FEB. 28
                      --------------------------------------------------------------------------------------
                         1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
                      --------------------------------------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the year)
Net asset value,
beginning of year       $12.15   $12.27  $11.97   $12.45   $12.43   $11.68  $11.41   $11.26   $11.08   $11.12
                      ---------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income     .66     .69      .71      .71      .73      .74     .74      .78      .78      .78
 Net realized and
 unrealized gains (losses) .29    (.11)     .30     (.48)     .02      .75     .30      .16      .20      .03
                      ---------------------------------------------------------------------------------------

Total from investment
operations                 .95     .58     1.01      .23      .75     1.49    1.04      .94      .98      .81
                      ---------------------------------------------------------------------------------------

Less distributions from:
 Net investment income    (.66)   (.70)    (.71)    (.71)    (.73)    (.74)   (.77)    (.79)    (.80)    (.85)
 In excess of net
  investment income       (.01)     -        -        -        -        -       -        -        -        -
 Net realized gains       (.12)     -        -        -        -        -       -        -        -        -
                      ---------------------------------------------------------------------------------------

Total distributions       (.79)    (.70)   (.71)    (.71)    (.73)    (.74)   (.77)   (.79)    (.80)    (.85)
                      ---------------------------------------------------------------------------------------

Net asset value,        $12.31   $12.15  $12.27   $11.97   $12.45   $12.43  $11.68  $11.41   $11.26   $11.08
end of year           =======================================================================================


Total return*             8.09%    4.88%   8.66%    2.03%    5.93%   12.93%   9.29%   8.38%    8.81%    7.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year
(millions)              $1,685   $1,662  $1,705   $1,683   $1,803   $1,539   $1,131   $850     $711     $551

Ratios to average net assets:
 Expenses                  .61%     .60%    .60%     .59%     .52%     .53%    .53%    .53%     .54%     .58%
 Net investment income    5.44%    5.68%   5.81%    6.00%    5.79%    6.22%   6.55%   6.95%    6.92%    7.01%

Portfolio turnover rate  27.77%   18.66%  13.52%   14.42%    6.85%    7.95%   6.35%   9.76%   11.96%   12.79%

INSURED FUND (CONT.)


                                                                             CLASS C
                                                                 ---------------------------
                                                                       YEAR ENDED FEB. 28
                                                                 ---------------------------
                                                                     1998     1997    19962
                                                                 ---------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................        $12.21   $12.31  $11.98
                                                                 ---------------------------
Income from investment operations:
 Net investment income .....................................           .60      .62     .54
 Net realized and unrealized gains (losses) ................           .29     (.09)    .32
                                                                 ---------------------------

Total from investment operations ...........................           .89      .53     .86
                                                                 ---------------------------
Less distributions from:
 Net investment income .....................................          (.60)    (.63)   (.53)
 Net realized gains ........................................          (.12)      -       -
                                                                 ---------------------------

Total distributions ........................................          (.72)    (.63)   (.53)
                                                                 ---------------------------

Net asset value, end of year ...............................        $12.38   $12.21  $12.31
                                                                 ===========================

Total return* ..............................................          7.52%    4.42%   7.32%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................        $38,057  $21,521 $8,152

Ratios to average net assets:
 Expenses ..................................................          1.18%    1.17%   1.18%**
 Net investment income .....................................          4.86%    5.10%   5.21%**

Portfolio turnover rate ....................................         27.77%   18.66%  13.52%

MASSACHUSETTS FUND


                                                              CLASS A
                      ----------------------------------------------------------------------------------------
                                                        YEAR ENDED FEB. 28
                      ----------------------------------------------------------------------------------------
                         1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
                      ----------------------------------------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the year)

Net asset value,
beginning of year       $11.54   $11.65  $11.34   $11.81   $11.73   $11.03   $10.76  $10.72   $10.59   $10.61
                      ----------------------------------------------------------------------------------------

Income from investment
operations:
 Net investment income     .61      .63      .66     .66      .67      .69      .68     .72      .72      .71
 Net realized and
 unrealized gains          .35     (.10)     .31    (.47)     .09      .69      .31     .04      .12     (.02)
 (losses)             ----------------------------------------------------------------------------------------

Total from investment
operations                 .96      .53     .97      .19      .76     1.38      .99     .76      .84      .69
                      ----------------------------------------------------------------------------------------

Less distributions from:
 Net investment income    (.61)    (.64)3  (.66)    (.66)    (.68)    (.68)    (.72)   (.72)    (.71)    (.71)
 In excess of net
  investment income       (.01)      -       -        -        -        -        -       -        -        -
 Net realized gains       (.13)      -       -        -        -        -        -       -        -        -
                      ----------------------------------------------------------------------------------------

Total distributions       (.75)    (.64)   (.66)    (.66)    (.68)    (.68)    (.72)   (.72)    (.71)    (.71)
                      ----------------------------------------------------------------------------------------

Net asset value,        $11.75   $11.54  $11.65   $11.34   $11.81   $11.73   $11.03  $10.76   $10.72   $10.59
end of year           ========================================================================================


Total return*             8.50%    4.75%   8.80%    1.83%    6.39%   12.61%    9.34%   7.10%    7.82%    6.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end
of year (000's)        $328,147 $325,065$301,529 $288,331 $307,013 $278,510 $218,336$152,622 $123,906 $109,851

Ratios to average
net assets:
 Expenses                 .68%     .68%    .69%     .67%     .60%     .64%      .67%    .70%     .72%     .75%
 Expenses excluding
  waiver and payments     .68%     .68%    .69%     .67%     .60%    .64%       .67%    .70%     .72%     .79%
  by affiliate
 Net investment income   5.21%    5.51%   5.67%    5.89%    5.69%   6.09%      6.40%   6.72%    6.65%    6.81%

Portfolio turnover rate 30.46%  29.22%   10.29%   16.90%   13.82%    9.65%   7.49%   11.47%   14.14%    22.97%

MASSACHUSETTS FUND (CONT.)


                                                                             CLASS C
                                                                 ---------------------------
                                                                       YEAR ENDED FEB. 28
                                                                 ---------------------------
                                                                     1998     1997    19962
                                                                 ---------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................        $11.59   $11.69  $11.36
                                                                 ---------------------------
Income from investment operations:
 Net investment income .....................................           .55      .57     .50
 Net realized and unrealized gains (losses) ................           .34     (.09)    .32
                                                                 ---------------------------

Total from investment operations ...........................           .89      .48     .82
                                                                 ---------------------------
Less distributions from:
 Net investment income .....................................          (.55)    (.58)3  (.49)
 Net realized gains ........................................          (.13)     -        -
                                                                 ---------------------------

Total distributions ........................................          (.68)    (.58)   (.49)
                                                                 ---------------------------

Net asset value, end of year ...............................        $11.80   $11.59  $11.69
                                                                 ===========================

Total return* ..............................................          7.86%    4.22%   7.36%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................        $13,937  $6,378  $2,759
Ratios to average net assets:
 Expenses ..................................................          1.25%    1.25%   1.26%**
 Net investment income .....................................          4.59%    4.96%   5.06%**
Portfolio turnover rate ....................................         30.46%   29.22%  10.29%

MICHIGAN FUND


                                                              CLASS A
                      ----------------------------------------------------------------------------------------
                                                        YEAR ENDED FEB. 28
                      ----------------------------------------------------------------------------------------
                         1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
                      ----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value,
beginning of year       $12.00   $12.09  $11.76   $12.24   $12.18   $11.41   $11.19  $11.06   $10.89   $10.89
                      ----------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income     .63     .66      .68      .69      .70      .71      .71      .75      .75     .74
 Net realized and
 unrealized gains (losses) .34    (.09)     .34     (.48)     .07      .77      .25      .12      .15     .03
                       ---------------------------------------------------------------------------------------
Total from investment
operations                 .97      .57    1.02      .21      .77     1.48      .96     .87      .90      .77
                      ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income    (.63)   (.66)4   (.69)3   (.69)    (.71)    (.71)    (.74)   (.74)    (.73)    (.77)
 In excess of net
  investment income       (.01)     -        -        -        -        -        -       -        -        -
 Net realized gains       (.13)     -        -        -        -        -        -       -        -        -
                      ----------------------------------------------------------------------------------------
Total distributions       (.77)   (.66)    (.69)    (.69)    (.71)    (.71)    (.74)   (.74)    (.73)    (.77)
                      ----------------------------------------------------------------------------------------
Net asset value, end    $12.20  $12.00   $12.09   $11.76   $12.24 m $12.18   $11.41   $11.19  $11.06   $10.89
of year               ========================================================================================
Total return*             8.37%   4.90%    8.86%    1.87%    6.18%   13.23%    8.78%    7.93%   8.21%    7.15%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year
(millions)              $1,143   $1,112  $1,115   $1,038   $1,055    $882     $666    $515     $428     $370

Ratios to average net assets:
 Expenses                  .63%     .62%    .62%     .61%     .54%     .58%     .59%    .61%     .63%     .67%
 Net investment income    5.24%    5.52%   5.65%    5.87%    5.66%    6.09%    6.45%   6.72%    6.72%    6.86%
Portfolio turnover rate  20.08%   30.03%   9.38%    9.12%    3.21%    2.04%   10.80%   4.17%    7.93%    9.83%

MICHIGAN FUND (CONT.)



                                                                             CLASS C
                                                                 ----------------------------
                                                                       YEAR ENDED FEB. 28
                                                                 ----------------------------
                                                                     1998     1997    19962
                                                                 ----------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................        $12.07   $12.14  $11.77
                                                                 ----------------------------
Income from investment operations:
 Net investment income .....................................           .57      .59     .51
 Net realized and unrealized gains (losses) ................           .33     (.07)    .37
                                                                 ----------------------------
Total from investment operations ...........................           .90      .52     .88
                                                                 ----------------------------
Less distributions from:
 Net investment income .....................................          (.57)    (.59)   (.51)
 Net realized gains ........................................          (.13)     -        -
                                                                 ----------------------------
Total distributions ........................................          (.70)    (.59)   (.51)
                                                                 ----------------------------
Net asset value, end of year ...............................        $12.27   $12.07  $12.14
                                                                 ============================
Total return* ..............................................          7.70%    4.44%   7.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................        $32,873  $20,162 $6,683
Ratios to average net assets:
 Expenses ..................................................          1.20%    1.19%   1.20%**
 Net investment income .....................................          4.67%    4.94%   5.03%**
Portfolio turnover rate ....................................         20.08%   30.03%   9.38%

MINNESOTA FUND



                                                              CLASS A
                      ----------------------------------------------------------------------------------------
                                                        YEAR ENDED FEB. 28
                      ----------------------------------------------------------------------------------------
                         1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
                      ----------------------------------------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the year)

Net asset value,
beginning of year       $12.01   $12.14  $11.88   $12.33   $12.35   $11.68   $11.44  $11.40   $11.24   $11.26
                      ----------------------------------------------------------------------------------------

Income from investment
operations:
 Net investment income     .64      .65     .67      .69      .70      .73      .73     .76      .77      .76
 Net realized and
 unrealized gains (losses) .25     (.12)    .27     (.45)    (.01)     .67      .28     .07      .18      .01
                      ----------------------------------------------------------------------------------------
Total from investment
operations                 .89      .53     .94      .24      .69     1.40     1.01     .83      .95      .77
                      ----------------------------------------------------------------------------------------

Less distributions from:
 Net investment income    (.64)    (.66)   (.68)    (.69)7   (.71)    (.73)    (.77)   (.79)    (.79)    (.79)
 Net realized gains       (.10)      -       -        -        -        -        -       -        -        -
                      ----------------------------------------------------------------------------------------
Total distributions       (.74)    (.66)   (.68)    (.69)    (.71)    (.73)    (.77)   (.79)    (.79)    (.79)
                      ----------------------------------------------------------------------------------------
Net asset value,        $12.16   $12.01  $12.14   $11.88   $12.33   $12.35   $11.68  $11.44   $11.40   $11.24
end of year           ========================================================================================

Total return*             7.60%    4.54%   8.06%    2.12%    5.42%   12.23%    8.95%   7.29%    8.39%    6.90%

RATIOS/SUPPLEMENTAL DATA

Net assets, end
of year (000's)        $495,315 $482,128$492,139 $479,934 $499,619 $445,767 $357,279$284,779 $235,058 $183,867

Ratios to average net assets:
 Expenses                  .65%     .66%    .66%     .66%     .60%     .63%     .65%    .67%     .70%     .75%
 Expenses excluding
  waiver and payments
  by affiliate             .65%     .66%    .66%     .66%     .60%     .63%     .65%     .67%    .70%     .76%
 Net investment income    5.29%    5.47%   5.58%    5.81%    5.67%    6.12%    6.43%    6.62%   6.68%    6.80%
Portfolio turnover rate  14.87%   14.40%  17.72%   17.59%   13.42%    5.58%    3.14%    9.12%    4.55%  15.19%

MINNESOTA FUND (CONT.)



                                                                             CLASS C
                                                                 ----------------------------
                                                                       YEAR ENDED FEB. 28
                                                                 ----------------------------
                                                                     1998     1997    19962
                                                                 ----------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .........................        $12.05   $12.17  $11.89
                                                                 ----------------------------
Income from investment operations:
 Net investment income .....................................           .57      .59     .50
 Net realized and unrealized gains (losses) ................           .26     (.12)    .28
                                                                 ----------------------------
Total from investment operations ...........................           .83      .47     .78
                                                                 ----------------------------
Less distributions from:
 Net investment income .....................................          (.57)    (.59)   (.50)
 Net realized gains ........................................          (.10)      -       -
                                                                 ----------------------------
Total distributions ........................................          (.67)    (.59)   (.50)
                                                                 ----------------------------
Net asset value, end of year ...............................        $12.21   $12.05  $12.17
                                                                 ============================
Total return* ..............................................          7.04%    3.98%   6.67%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ............................        $10,131  $4,844  $1,152
Ratios to average net assets:
 Expenses ..................................................          1.22%    1.23%   1.25%**
 Net investment income .....................................          4.72%    4.87%   4.94%**
Portfolio turnover rate ....................................         14.87%   14.40%  17.72%

OHIO FUND



                                                              CLASS A
                      ----------------------------------------------------------------------------------------
                                                        YEAR ENDED FEB. 28
                      ----------------------------------------------------------------------------------------
                         1998     1997    1996     1995     1994     1993     1992    1991     1990     1989
                      ----------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value,
beginning of year       $12.19   $12.22  $11.90   $12.40   $12.34   $11.55   $11.33  $11.17   $11.02   $10.93
                      ----------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income     .64      .66      .68      .69      .70      .72     .71      .75      .75     .74
 Net realized and
  unrealized gains (losses).33     (.03)     .33     (.50)     .07      .78     .28      .17      .14     .08
                      ----------------------------------------------------------------------------------------
Total from investment
operations                 .97      .63    1.01      .19      .77     1.50      .99     .92      .89      .82
                      ----------------------------------------------------------------------------------------
Less distributions from:
 Net investment income    (.64)6   (.66)5  (.69)3   (.69)    (.71)    (.71)    (.77)   (.76)    (.74)    (.73)
 Net realized gains       (.07)      -       -        -        -        -        -       -        -        -
                      ----------------------------------------------------------------------------------------
Total distributions       (.71)    (.66)   (.69)    (.69)    (.71)    (.71)    (.77)   (.76)    (.74)    (.73)
                      ----------------------------------------------------------------------------------------
Net asset value,        $12.45   $12.19  $12.22   $11.90   $12.40   $12.34   $11.55  $11.33   $11.17   $11.02
end of year           ========================================================================================

Total return*             8.22%    5.35%   8.66%    1.74%    6.08%   13.26%    8.86%   8.28%    8.00%    7.58%

RATIOS/SUPPLEMENTAL DATA

Net assets, end
of year (000's)        $741,079 $698,360$685,783 $652,545 $686,398 $564,758 $409,044$273,119 $224,722 $203,230

Ratios to average net assets:
 Expenses                  .64%    .64%    .64%     .63%     .56%     .59%      .62%     .65%     .65%     .71%
 Net investment income    5.24%   5.43%   5.58%    5.83%    5.59%    6.05%     6.36%    6.67%    6.71%    6.80%
Portfolio turnover rate  12.84%  14.95%  11.47%   11.76%    7.29%    2.87%     1.16%    4.44%   10.80%   32.48%

OHIO FUND (CONT.)



                                                                             CLASS C
                                                                 ----------------------------
                                                                       YEAR ENDED FEB. 28
                                                                 ----------------------------
                                                                     1998     1997    19962
                                                                 ----------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................        $12.24   $12.26  $11.90
                                                                 ----------------------------
Income from investment operations:
 Net investment income .....................................           .58      .59     .52
 Net realized and unrealized gains (losses) ................           .34     (.02)    .35
                                                                 ----------------------------
Total from investment operations ...........................           .92     (.57)    .87
                                                                 ----------------------------
Less distributions from:
 Net investment income .....................................          (.58)    (.59)   (.51)
 Net realized gains ........................................          (.07)      -       -
                                                                 ----------------------------
Total distributions ........................................          (.65)    (.59)   (.51)
                                                                 ----------------------------
Net asset value, end of year ...............................        $12.51   $12.24  $12.26
                                                                 ============================

Total return* ..............................................          7.66%    4.79%   7.43%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ............................        $28,178  $15,786 $6,085
Ratios to average net assets:
 Expenses ..................................................          1.20%    1.20%   1.22%**
 Net investment income .....................................          4.67%    4.80%   4.99%**
Portfolio turnover rate ....................................         12.84%   14.95%  11.47%

*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized. Prior to May 1, 1994, dividends from net investment income were reinvested at the Offering Price.
**Annualized
1For the period April 30, 1993 (effective date) to February 28, 1994.
2For the period May 1, 1995 (effective date) to February 29, 1996.
3Includes distributions in excess of net investment income in the amount of $.001.
4Includes distributions in excess of net investment income in the amount of $.002.
5Includes distributions in excess of net investment income in the amount of $.003.
6Includes distributions in excess of net investment income in the amount of $.007.
7Includes distributions from net realized gains of $.004.

HOW DO THE FUNDS INVEST THEIR ASSETS?

A QUICK LOOK AT THE FUNDS

FRANKLIN INSURED
TAX-FREE INCOME FUND

GOAL: High current income free from federal income taxes.

STRATEGY: Invests primarily in municipal securities covered by insurance guaranteeing the timely payment of principal and interest and whose interest is free from federal income taxes.

STATE SPECIFIC INSURED
TAX-FREE INCOME FUNDS

GOAL: High current tax-free income for residents of the fund's state.

STRATEGY: Invest primarily in municipal securities covered by insurance guaranteeing the timely payment of principal and interest and whose interest is free from federal and state personal income taxes, if any, for residents of the fund's state.

WHAT IS THE MANAGER'S APPROACH?

Advisers tries to select securities that it believes will provide the best balance between risk and return within each fund's range of allowable investments. Advisers considers a number of factors including general market and economic conditions, the credit quality of the issuer, and the cost of insurance when selecting securities for each fund.

To provide tax-free income to shareholders, Advisers typically uses a buy and hold strategy. This means it holds securities in a fund's portfolio for income purposes, rather than trading securities for capital gains. Advisers may sell a security at any time, however, when Advisers believes doing so could help the fund meet its goals.

While income is the most important part of return over time, the total return from a municipal security includes both income and price gains or losses. Each fund's focus on income does not mean it invests only in the highest-yielding securities available, or that it can avoid losses of principal.

WHO MAY WANT TO INVEST?

The funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and, for the state funds, state personal income taxes.

The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other federal and state political and economic news. When you sell your shares, they may be worth more or less than what you paid for them. Please consider your investment goals and tolerance for price fluctuations and risk when making your investment decision.

THE FUNDS IN MORE DETAIL

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. Each state fund also tries to provide a maximum level of income that is exempt from personal income taxes, if any, for resident shareholders of the fund's state. These goals are fundamental, which means that they may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

Each fund tries to invest all of its assets in tax-free municipal securities, including bonds, notes and commercial paper.

MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity.

Municipal securities help the funds meet their investment goals because they generally pay interest free from federal income tax. Municipal securities issued by a fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as municipal securities issued by U.S. territories such as Guam, Puerto Rico, or the Mariana Islands, also generally pay interest free from state personal income taxes, if any, for residents of the fund's state.

Each fund normally invests:

   at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax (this policy is fundamental);

   at least 80% of its net assets in securities that pay interest free from the personal income taxes, if any, of its state, although each fund tries to invest all of its assets in these securities (this policy is fundamental and applies only to the state funds); and

   at least 65% of its total assets in municipal securities of its state. Unlike the state funds, however, the Franklin Insured Tax-Free Income Fund is diversified nationally and will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

While each fund tries to invest 100% of its assets in municipal securities whose interest is free from federal and, for the state funds, state personal income taxes, it is possible, although not anticipated, that a fund may have up to 20% of its assets in securities that pay taxable interest. If you are subject to the federal alternative minimum tax, please keep in mind that each fund may also have a portion of its assets in municipal securities that pay interest subject to the federal alternative minimum tax.

QUALITY. All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch, Moody's and S&P, often rate municipal securities based on their opinion of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. For example, Fitch and S&P use AAA, AA, A and BBB for their top four long-term ratings, while Moody's uses Aaa, Aa, A and Baa. Securities rated in the highest rating category are "top rated." Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described in more detail in the SAI.

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that insures the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

   Each fund invests at least 65% of its total assets in insured municipal securities. Each fund pays insurance premiums either directly or indirectly, which increases the credit safety of its insured investments, but decreases its yield. It is important to note that the insurance does not guarantee the market value of a security, or a fund's shares or distributions, and shares of a fund are not insured.

   Each fund may invest the balance of its assets in the following types of uninsured securities: (i) municipal securities secured by an escrow or trust account containing direct U.S. government obligations; (ii) securities rated in one of the top three ratings or unrated securities that Advisers believes are comparable in quality; or (iii) top rated short-term, tax-free securities, pending investment in longer-term municipal securities. Each fund may only invest up to 20% of its total assets in the type of securities described in (ii) above.

MATURITY. Municipal securities are issued with a specific maturity date - the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to price changes, although they may provide higher yields.

   The funds have no restrictions on the maturity of the securities they may buy or on their average portfolio maturity.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that change either at specific intervals or whenever a benchmark rate changes. While this feature helps to protect against a decline in the security's market price, it also lowers a fund's income when interest rates fall. Of course, a fund's income from its variable rate investments may also increase if interest rates rise.

    Each fund may invest in top rated variable and floating rate securities.

MUNICIPAL LEASE OBLIGATIONS finance the purchase of public property. The property is leased to the state or a local government, and the lease payments are used to pay the interest on the obligations. Municipal lease obligations differ from other municipal securities because the lessee's governing body must set aside the money to make the lease payments each year. If the money is not set aside, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

   Each fund may invest in municipal lease obligations without limit, if the obligations meet the fund's quality and maturity standards.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS. When Advisers believes unusual or adverse economic, market or other conditions exist, it may invest a fund's portfolio in a temporary defensive manner. Under these circumstances, each fund may invest all of its assets in securities that pay taxable interest, including (i) high quality commercial paper; (ii) securities issued by or guaranteed by the full faith and credit of the U.S. government; or (iii) for the state funds, municipal securities issued by a state or local government other than the fund's state, or by a U.S. territory such as Guam, Puerto Rico or the Mariana Islands.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION. Diversification involves limiting the amount of money invested in any one issuer or, on a broader scale, in any one state or type of project to help spread and reduce the risks of investment. Non-diversified funds may invest a greater portion of their assets in the securities of one issuer than diversified funds. Economic, business, political or other changes can affect all securities of a similar type. A non-diversified fund may be more sensitive to these changes.

   The Arizona and Florida funds are non-diversified funds, although they intend to meet certain diversification requirements for tax purposes. The other funds are all diversified. Each fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control.

OTHER POLICIES AND RESTRICTIONS. Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about each fund's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund makes an investment. In most cases, a fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

Like all investments, an investment in a fund involves risks. The risks of each fund are basically the same as those of other investments in municipal securities of similar quality, although an investment in one of the state funds may involve more risk than an investment in a fund that does not focus on securities of a single state. Because each fund holds many securities, it is likely to be less risky than any one, or few, directly held municipal investments.

GENERAL RISK. There is no assurance that a fund will meet its investment goal. A fund's share price, and the value of your investment, may change. Generally, when the value of a fund's investments go down, so does the fund's share price. Similarly, when the value of a fund's investments go up, so does the fund's share price. Since the value of a fund's shares can go up or down, it is possible to lose money by investing in a fund.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices go up when interest rates fall. To explain why this is so, assume you hold a municipal security offering a 5% yield. A year later, interest rates are on the rise and comparable securities are offered with a 6% yield. With higher-yielding securities available, you would have trouble selling your 5% security for the price you paid - causing you to lower your asking price. On the other hand, if interest rates were falling and 4% municipal securities were being offered, you would be able to sell your 5% security for more than you paid.

INCOME RISK is the risk that a fund's income will decrease due to falling interest rates. Since a fund can only distribute what it earns, a fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that foreign entity to meet its obligations. Changes in the credit quality of the credit provider could affect the value of the security and the fund's share price.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to increase.

CALL RISK is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a fund may have to replace it with a lower-yielding security.

STATE RISKS. Since each state fund invests heavily in municipal securities of its state, events in that state are likely to affect the fund's investments and its performance. These events may include:

o economic or political policy changes;

o tax base erosion;

o state constitutional limits on tax increases;

o budget deficits and other financial difficulties; and

o changes in the ratings assigned to municipal issuers.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time.

To the extent the Franklin Insured Tax-Free Income Fund is invested in a state, events in that state may effect its investments and its performance.

For more specific information on the economy and financial strength of the funds' various states, please see "What Are the Risks of Investing in the Funds?" in the SAI.

U.S. TERRITORIES RISKS. Each fund may invest a portion of its assets in municipal securities issued by U.S. territories such as Guam, Puerto Rico or the Mariana Islands. As with state municipal securities, events in any of these territories where a fund invests may affect the fund's investments and its performance.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of each fund and elects its officers. The officers are responsible for each fund's day-to-day operations. The Board also monitors each fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages each fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $208 billion in assets, including more than $50 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of each fund's portfolio is:

Thomas Kenny
Executive Vice President of Advisers

Mr. Kenny has been an analyst or portfolio manager for the Arizona and Florida funds since their inception and the Massachusetts, Michigan, Minnesota, Insured and Ohio funds since 1987. Mr. Kenny is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

John Pomeroy
Portfolio Manager of Advisers

Mr. Pomeroy has been an analyst or portfolio manager for the Arizona and Florida funds since their inception and the Massachusetts, Michigan, Minnesota, Insured and Ohio funds since 1989. Mr. Pomeroy holds a Bachelor of Science degree in Finance from San Francisco State University. He joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

Sheila Amoroso
Vice President of Advisers

Ms. Amoroso has been an analyst or portfolio manager for the Michigan, Minnesota, Insured and Massachusetts funds since 1987. Ms. Amoroso holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

Stella Wong
Vice President of Advisers

Ms. Wong has been an analyst or portfolio manager for the Florida Fund since its inception and the Ohio Fund since 1986. Ms. Wong holds a Master's degree in Financial Planning from Golden Gate University and a Bachelor of Science degree in Business Administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

Carrie Higgins
Portfolio Manager of Advisers

Ms. Higgins has been an analyst or portfolio manager for the Arizona and Michigan Funds since their inception. Ms. Higgins holds a Bachelor of Science degree in Economics from the University of California at Davis. She joined the Franklin Templeton Group in 1990. She is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1998, management fees paid to Advisers and total operating expenses, as a percentage of average monthly net assets, were as follows:

                                                          TOTAL
                                     MANAGEMENT     OPERATING EXPENSES
                                                    ------------------
                                        FEES        CLASS A    CLASS C
----------------------------------------------------------------------
Arizona Fund ...................         0.11%*      0.30%*    -
Florida Fund ...................         0.18%*      0.35%*    -
Insured Fund ...................         0.47%       0.61%     1.18%
Massachusetts Fund .............         0.52%       0.68%     1.25%
Michigan Fund ..................         0.47%       0.63%     1.20%
Minnesota Fund .................         0.50%       0.65%     1.22%
Ohio Fund ......................         0.49%       0.64%     1.20%

*Management fees, before any advance waiver, totaled 0.63% for the Arizona and Florida funds. Total operating expenses were 0.82% for the Arizona Fund and 0.80% for the Florida Fund. Under an agreement by Advisers to limit its fees, the Arizona and Florida funds paid the management fees and total operating expenses shown. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for each fund. During the fiscal year ended February 28, 1998, administration fees paid to FT Services, as a percentage of average daily net assets, were as follows:

                                   ADMINISTRATION
                                        FEES
-------------------------------------------------

Arizona Fund ...................        0.15%
Florida Fund ...................        0.15%
Insured Fund ...................        0.11%
Massachusetts Fund .............        0.14%
Michigan Fund ..................        0.12%
Minnesota Fund .................        0.14%
Ohio Fund ......................        0.14%

These fees are paid by Advisers. They are not a separate expense of the funds. Please see "Investment Management and Other Services" in the SAI for more information.

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

THE RULE 12B-1 PLANS

Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Arizona and Florida funds under their plans may not exceed 0.15% per year of the fund's average daily net assets. Payments by the remaining funds under their Class A plans may not exceed 0.10% per year of Class A's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class C plans, a fund may pay Distributors up to 0.50% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities
Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

A fund may also pay a servicing fee of up to 0.15% per year of Class C's average daily net assets under the Class C plans. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Funds' Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS

ON AUGUST 5, 1997,  PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF
1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES TO THE CODE.  BECAUSE
MANY OF THESE CHANGES ARE COMPLEX, THEY ARE DISCUSSED IN THE SAI.

                                            -------------------------------------------
TAXATION OF THE FUNDS' INVESTMENTS. Each    HOW DO THE FUNDS
fund invests your money in the municipal    EARN INCOME AND GAINS?
and other securities described in the
section "How Do the Funds Invest Their      Each fund earns interest and other income
Assets?" Special tax rules may apply when   (the fund's "income") on its investments.
determining the income and gains that each  When a fund sells a security for a price fund earns on its investments. These rules  that is higher than it paid, it has a
may, in turn, affect the amount of          gain. When a fund sells a security for a
distributions that a fund pays to you.      price that is lower than it paid, it has
These special tax rules are discussed in    a loss. If a fund has held the security
the SAI.                                    for more than one year, the gain or loss
                                            will be a long-term capital gain or loss.
TAXATION OF THE FUNDS.  As a regulated      If a fund has held the  security for one
investment company, each fund generally     year or less, the gain or loss will be a
pays no federal  income tax on the income   short-term  capital  gain or loss.  A
and gains  that it  distributes  to you.    fund's gains and  losses  are  netted
                                            together, and, if the fund has a net gain (the
                                            fund's  "gains"),   that  gain  will
                                            generally be distributed to you.

                                            -------------------------------------------

TAXATION OF SHAREHOLDERS
                                            -------------------------------------------
DISTRIBUTIONS. Distributions made to you    WHAT IS A DISTRIBUTION?
from interest income on municipal
securities will be exempt from the regular  As a shareholder, you will receive your
federal income tax. Distributions made to   share of a fund's income and gains on its
you from other income on temporary          investments. A fund's interest income on
investments, short-term capital gains, or   municipal securities is paid to you as
ordinary income from the sale of market     exempt-interest dividends. A fund's
discount bonds will be taxable to you as    ordinary income and short-term capital
ordinary dividends, whether you receive     gains are paid to you as ordinary
them in cash or in additional shares.       dividends. A fund's long-term capital
Distributions made to you from interest on  gains are paid to you as capital gain
certain private activity bonds, while       distributions. If a fund pays you an
still exempt from the regular federal       amount in excess of its income and gains,
income tax, are a preference item when      this excess will generally be treated as
determining your alternative minimum tax.   a non-taxable distribution. These
The fund will send you a statement in       amounts, taken together, are what we call
January of the current year that reflects   a fund's distributions to you.
the amount of exempt-interest dividends,
ordinary dividends, capital gain
distributions, interest income that is a
tax preference item under the alternative
minimum tax and non-taxable distributions
you received from the fund in the prior
year. This statement will include
distributions declared in December and
paid to you in January of the current
year, but which are taxable as if paid on
December 31 of the prior year. The IRS
requires you to report these amounts on
your income tax return for the prior year.
A fund's statement for the prior year will
tell you how much of your capital gain
distribution represents 28% rate gain. The
remainder of the capital gain distribution
represents 20% rate gain.
                                            -------------------------------------------

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the funds' distributions will qualify for the corporate dividends-received deduction.

                                            -------------------------------------------
REDEMPTIONS AND EXCHANGES. If you redeem    WHAT IS A REDEMPTION?
your shares or if you exchange your shares
in the funds for shares in another          A redemption is a sale by you to the fund
Franklin Templeton Fund, you will           of some or all of your shares in the
generally have a gain or loss that the IRS  fund. The price per share you receive
requires you to report on your income tax   when you redeem fund shares may be more
return. If you exchange fund shares held    or less than the price at which you
for 90 days or less and pay no sales        purchased those shares. An exchange of
charge, or a reduced sales charge, for the  shares in the fund for shares of another
new shares, all or a portion of the sales   Franklin Templeton Fund is treated as a
charge you paid on the purchase of the      redemption of fund shares and then a
shares you exchanged is not included in     purchase of shares of the other fund.
their cost for purposes of computing gain   When you redeem or exchange your shares,
or loss on the exchange. If you hold your   you will generally have a gain or loss,
shares for six months or less, any loss     depending upon whether the amount you
you have will be disallowed to the extent   receive for your shares is more or less
of any  exempt-interest  dividends  paid on than your cost or other basis in the
your shares. Any such loss not disallowed   shares.
will be treated as a long-term capital
loss to the extent of any long-term
capital gain distributions paid on your
shares. All or a portion of any loss on
the redemption or exchange of your shares
will be disallowed by the IRS if you buy
other shares in the fund within 30 days
before or after your redemption or
exchange.
                                            -------------------------------------------

STATE TAXES. Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. Distributions paid from the interest earned on municipal securities of a state, or its political subdivisions, will generally be exempt from that state's personal income taxes. Dividends paid from interest earned on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin
Islands and Guam) will also be exempt from that state's personal income taxes. A state does not, however, grant tax-free treatment to interest on investments in municipal securities of other states. Corporate taxpayers subject to a state's corporate income or franchise tax may be subject to special rules. The holding of fund shares may also be subject to state and local intangibles taxes. Each fund in which you are a shareholder will provide you with information at the end of each calendar year on the amounts of such dividends that may qualify for exemption from reporting on your individual income tax returns. You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

SOCIAL SECURITY AND RAILROAD RETIREMENT BENEFITS. Exempt-interest dividends paid to you,  although  exempt from the regular federal income tax, are includible in the tax base for  determining  the taxable  portion of your  social  security or
railroad   retirement   benefits.   The  IRS  requires  you  to  disclose  these
exempt-interest dividends on your federal income tax return.

NON-U.S. INVESTORS.  Ordinary dividends generally will be subject to U.S. income
tax   withholding.   Your  home  country  may  also  tax   ordinary   dividends,
exempt-interest  dividends,  capital gain  distributions  and gains arising from redemptions or exchanges of your fund shares.  Fund shares held by the estate of a non-U.S.  investor may be subject to U.S.  estate tax. You may wish to contact your tax advisor to determine  the U.S. and non-U.S.  tax  consequences  of your investment in a fund.

                                            -------------------------------------------
BACKUP WITHHOLDING. When you open an        WHAT IS A BACKUP
account, IRS regulations require that you   WITHHOLDING?
provide your taxpayer identification
number ("TIN"), certify that it is          Backup withholding occurs when a fund is
correct, and certify that you are not       required to withhold and pay over to the
subject to backup withholding under IRS     IRS 31% of your distributions and
rules. If you fail to provide a correct     redemption proceeds. You can avoid backup
TIN or the proper tax certifications, the   withholding by providing the fund with
IRS requires the fund to withhold 31% of    your TIN, and by completing the tax
all the distributions (including ordinary   certifications on your shareholder
dividends and capital gain distributions),  application that you were asked to sign
and redemption proceeds paid to you. The    when you opened your account. However, if
fund is also required to begin backup       the IRS instructs the fund to begin
withholding on your account if the IRS      backup withholding, it is required to do
instructs the fund to do so. The fund       so even if you provided the fund with
reserves the right not to open your         your TIN and these tax certifications,
account, or, alternatively, to redeem your  and backup withholding will remain in
shares at the current Net Asset Value,      place until the fund is instructed by the
less any taxes withheld, if you fail to     IRS that it is no longer required.
provide a correct TIN, fail to provide the
proper  tax  certifications,  or the IRS
instructs  the  fund to  begin  backup
withholding on your account.
                                            -------------------------------------------

THIS TAX  DISCUSSION  IS FOR GENERAL  INFORMATION  ONLY.  PROSPECTIVE  INVESTORS
SHOULD CONSULT THEIR OWN TAX ADVISORS  CONCERNING THE FEDERAL,  STATE,  LOCAL OR
FOREIGN TAX  CONSEQUENCES  OF AN  INVESTMENT  IN THE FUNDS.  FOR A MORE COMPLETE
DISCUSSION  OF  THESE  RULES  AND  RELATED   MATTERS,   PLEASE  SEE  "ADDITIONAL
INFORMATION ON DISTRIBUTIONS AND TAXES" AND "APPENDICES - STATE TAX
TREATMENT" IN THE SAI.

HOW IS THE TRUST ORGANIZED?

The funds are series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Except for the Arizona and Florida funds, each fund offers two classes of shares: Franklin Insured Tax-Free Income Fund - Class A, Franklin Massachusetts Insured Tax-Free Income Fund - Class A, Franklin Michigan Insured Tax-Free Income Fund - Class A, Franklin Minnesota Insured Tax-Free Income Fund - Class A, Franklin Ohio Insured Tax-Free Income Fund Class A, and Franklin Insured Tax-Free Income Fund - Class C, Franklin Massachusetts Insured Tax-Free Income Fund - Class C, Franklin Michigan Insured Tax-Free Income Fund - Class C, Franklin Minnesota Insured Tax-Free Income Fund - Class C, and Franklin Ohio Insured Tax-Free Income Fund - Class C. All shares of the Arizona and Florida funds are considered Class A shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?


OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT NONE OF THE FUNDS, EXCEPT THE INSURED FUND, CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The funds' minimum investments are:

    o To open a regular account ............................     $1,000

    o To open a custodial account for a minor  .............      $ 100
     (an UGMA/UTMA account)

    o To open an account with an automatic investment plan .      $  50

    o To add to an account .................................      $  50

We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.


4. Make your investment using the table below.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 For an initial investment:

                            Return the application to the fund with your check made payable to the fund.

                        For additional investments:

                            Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE                 1. Call Shareholder Services or, if that number is
                            busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                        2. For an initial investment you must also return your signed account application to the fund.

                        IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

CLASS A*                                CLASS C*
--------------------------------------------------------------------------------
o Front-end sales charge of 4.25% or    o Front-end sales charge of 1%
   less

o  Contingent  Deferred Sales Charge of o Contingent Deferred Sales Charge of 1%
   1% on  purchases  of $1  million  or   on shares  you sell  within 18
   more sold within one year months

o  Lower annual  expenses than Class C  o Higher annual expenses than Class A
   due to lower Rule 12b-1 fees           due to higher Rule 12b-1 fees.

o  No maximum purchase amount           o Maximum purchase amount of $999,999.
                                          We invest any investment of $1
                                          million or more in Class A shares,
                                          since there is no front-end sales
                                          charge and Class A's annual
                                          expenses are lower.

*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

PURCHASE PRICE OF FUND SHARES

For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase.

                                       TOTAL SALES CHARGE     AMOUNT PAID
                                       AS A PERCENTAGE OF   TO DEALER AS A
                                      ---------------------
AMOUNT OF PURCHASE                    OFFERING   NET AMOUNT  PERCENTAGE OF
AT OFFERING PRICE                       PRICE     INVESTED  OFFERING PRICE
---------------------------------------------------------------------------
CLASS A

Under $100,000 ....................      4.25%      4.44%        4.00%
$100,000 but less than $250,000 ...      3.50%      3.63%        3.25%
$250,000 but less than $500,000 ...      2.50%      2.56%        2.25%
$500,000 but less than $1,000,000 .      2.00%      2.04%        1.85%
$1,000,000 or more* ...............      None       None         None

CLASS C

Under $1,000,000* .................      1.00%      1.01%        1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

SALES CHARGE REDUCTIONS AND WAIVERS

IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.

LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS A ONLY. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o  Agrees to  include  Franklin  Templeton  Fund  sales and other  materials  in
   publications   and  mailings  to  its  members  at  reduced  or  no  cost  to
   Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class C purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the fund.

 2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares except proceeds from the sale of Class B shares will be reinvested in Class A shares.

      If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

      Proceeds immediately placed in a Franklin Bank CD also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

      This waiver does not apply to shares you buy and sell under our exchange pro-gram. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

 3.   Dividend or capital gain distributions from a real estate investment trust
      (REIT) sponsored or advised by Franklin Properties, Inc.

 4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

 5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

      If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

 6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

      If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.

      If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9.   Accounts managed by the Franklin Templeton Group

10. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1. Class A purchases of $1 million or more - up to 0.75% of the amount invested.

2.  Class C purchases - up to 1% of the purchase price.

3. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class C shares.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions

                        2. Include any outstanding share certificates for the
                            shares you want to exchange

------------------------------------------------------------------------------
BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        ~ If you do not want the ability to exchange by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.

If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.

o  You may only exchange shares within the same class, except as noted below.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5. Currently, none of the funds, except the Insured Fund, allow investments by Market Timers. Some of our other funds also may not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the funds, such as "Advisor Class" or "Class Z" shares. Because the funds do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class A shares of a fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class A shares of a fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions. If you would
                           like your redemption proceeds wired to a bank account, your instructions should include:

                            o The name, address and telephone number of the
                              bank where you want the proceeds sent

                            o Your bank account number

                            o The Federal Reserve ABA routing number

                            o If you are using a savings and loan or credit
                              union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the
                           shares you are selling

                        3. Provide a signature guarantee if required

                        4. Corporate,  partnership  and trust accounts may need
                           to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:

                        o If the request is $100,000 or less. Institutional
                          accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                        o If there  are no share  certificates  issued  for the
                          shares you want to sell or you have already returned them to the fund

                        o Unless the address on your account was changed by
                          phone within the last 15 days

                        ~ If you do not want the  ability to redeem by phone to
                          apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH
YOUR DEALER             Call your investment representative

------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE

For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Account fees

o Redemptions by a fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

Each fund declares dividends daily from its net investment income and pay them monthly on or about the 20th day of the month. Your account may begin to receive dividends on the day after we receive your investment and will continue to receive dividends through the day we receive a request to sell your shares. Capital gains, if any, may be distributed twice a year. The amount of these distributions will vary and there is no guarantee the fund will pay dividends. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Please keep in mind that if you invest in a fund shortly before the fund deducts a capital gain distribution from its Net Asset Value, you will receive some of your investment back in the form of a taxable distribution.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

DISTRIBUTION OPTIONS

You may receive your distributions from a fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from the fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from the fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED

The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The fund's name,

o The class of shares,

o A description of the request,

o For exchanges, the name of the fund you are exchanging into,

o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

JOINT ACCOUNTS. For accounts with more than one registered owner, the funds accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $100,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4) We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association.
A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT         DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION             Corporate Resolution
------------------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that
                            identify the general partners, or

                        2. A certification for a partnership agreement

------------------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify
                            the trustees, or

                        2. A certification for trust

------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in a fund. Under the plan, you can have money transferred automatically from your checking or savings account to a fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of a fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.

AUTOMATIC PAYROLL DEDUCTION - CLASS A ONLY

You may have money transferred from your paycheck to a fund to buy additional Class A shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

o request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the code number for each class to use TeleFACTS. The code numbers are as follows:

                                 CODE NUMBER
                            ---------------------
                            CLASS A       CLASS C
-------------------------------------------------
Arizona Fund ...........      177             -
Florida Fund ...........      178             -
Insured Fund ...........      121           221
Massachusetts Fund .....      118           218
Michigan Fund ..........      119           219
Minnesota Fund .........      120           220
Ohio Fund ..............      122           222

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the funds' financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the funds may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the funds may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                            HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME          TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
-----------------------------------------------------------------------------
Shareholder Services     1-800/632-2301      5:30 a.m. to 5:00 p.m.
Dealer Services          1-800/524-4040      5:30 a.m. to 5:00 p.m.
Fund Information         1-800/DIAL BEN      5:30 a.m. to 8:00 p.m.
                         (1-800/342-5236)    6:30 a.m. to 2:30 p.m.(Saturday)
Retirement Plan Services 1-800/527-2020      5:30 a.m. to 5:00 p.m.
Institutional Services   1-800/321-8563      6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)   1-800/851-0637      5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the funds' investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS A AND CLASS C - Each fund, except the Arizona and Florida funds, offers two classes of shares, designated "Class A" and "Class C." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Arizona and Florida funds are considered Class A shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.



PROSPECTUS
FRANKLIN
TAX-FREE
TRUST

JULY 1, 1998  AS AMENDED JANUARY 1, 1999

INVESTMENT STRATEGY
TAX-FREE INCOME

FRANKLIN ALABAMA TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN FLORIDA TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN GEORGIA TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN KENTUCKY TAX-FREE INCOME FUND - CLASS A
FRANKLIN LOUISIANA TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN MARYLAND TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN MISSOURI TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN TEXAS TAX-FREE INCOME FUND - CLASS A & C
FRANKLIN VIRGINIA TAX-FREE INCOME FUND - CLASS A & C

Please read this prospectus before investing, and keep it for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about each fund and its policies, you may request a copy of the funds' Statement of Additional Information ("SAI"), dated July 1, 1998, which we may amend from time to time. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus.

For a free copy of the SAI or a larger print version of this prospectus, contact your investment representative or call 1-800/DIAL BEN.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.








FRANKLIN TAX-FREE TRUST
------------------------------------------------------------------------------

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.







TABLE OF CONTENTS

ABOUT THE FUNDS

Expense Summary ..................................................       2
Financial Highlights .............................................       4
How Do the Funds Invest Their Assets? ............................      23
What Are the Risks of Investing in the Funds? ....................      26
Who Manages the Funds? ...........................................      28
How Taxation Affects the Funds and Their Shareholders ............      33
How Is the Trust Organized? ......................................      36

ABOUT YOUR ACCOUNT

How Do I Buy Shares? .............................................      37
May I Exchange Shares for Shares of Another Fund? ................      44
How Do I Sell Shares? ............................................      46
What Distributions Might I Receive From the Funds? ...............      49
Transaction Procedures and Special Requirements ..................      50
Services to Help You Manage Your Account .........................      54
What If I Have Questions About My Account? .......................      57

GLOSSARY

Useful Terms and Definitions .....................................      58

FRANKLIN
TAX-FREE
TRUST

July 1, 1998
as amended January 1, 1999

When reading this prospectus, you will
see certain terms beginning with capital letters. This means the term is explained in our glossary section.

777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN(R)



ABOUT THE FUNDS
EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in a fund. It is based on the historical expenses of each fund for the fiscal year ended February 28, 1998. Each fund's actual expenses may vary.


                                                                                                     NORTH
                            ALABAMA    FLORIDA   GEORGIA  KENTUCKY  LOUISIANA  MARYLAND  MISSOURI  CAROLINA     TEXAS   VIRGINIA
                             FUND       FUND      FUND      FUND      FUND       FUND      FUND      FUND        FUND     FUND
-----------------------------------------------------------------------------------------------------------------------------------
A.  SHAREHOLDER TRANSACTION EXPENSES+
    CLASS A1
    Maximum Sales Charge
    (as a percentage of

    Offering Price)        4.25%     4.25%      4.25%     4.25%     4.25%     4.25%      4.25%     4.25%     4.25%      4.25%
     Paid at time
      of purchase++        4.25%     4.25%      4.25%     4.25%     4.25%     4.25%      4.25%     4.25%     4.25%      4.25%
     Paid at redemption++++NONE       NONE      NONE      NONE      NONE       NONE      NONE      NONE       NONE      NONE

    CLASS C1

    Maximum Sales Charge
    (as a percentage of
    Offering Price)        1.99%     1.99%      1.99%     -         1.99%     1.99%      1.99%     1.99%     1.99%      1.99%
     Paid at time
      of purchase+++       1.00%     1.00%      1.00%     -         1.00%     1.00%      1.00%     1.00%     1.00%      1.00%
     Paid at redemption++++0.99%     0.99%      0.99%     -         0.99%     0.99%      0.99%     0.99%     0.99%      0.99%

B.  ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

    CLASS A
    Management Fees        0.56%     0.47%      0.59%     0.63%*    0.60%     0.56%      0.54%     0.54%     0.60%      0.53%
    Rule 12b-1 Fees**      0.09%     0.09%      0.09%     0.10%     0.09%     0.09%      0.09%     0.09%     0.08%      0.09%
    Other Expenses         0.07%     0.05%      0.08%     0.08%     0.07%     0.09%      0.08%     0.07%     0.08%      0.07%
                         ----------------------------------------------------------------------------------------------------
    Total Fund Operating
    Expenses               0.72%     0.61%      0.76%     0.81%*    0.76%     0.74%      0.71%     0.70%     0.76%      0.69%
                         ====================================================================================================
    CLASS C
    Management Fees        0.56%     0.47%      0.59%     -         0.60%     0.56%      0.54%     0.54%     0.60%      0.53%
    Rule 12b-1 Fees**      0.65%     0.65%      0.65%     -         0.65%     0.65%      0.65%     0.65%     0.65%      0.65%
    Other Expenses         0.07%     0.05%      0.08%     -         0.07%     0.09%      0.08%     0.07%     0.08%      0.07%
                         ----------------------------------------------------------------------------------------------------
    Total Fund Operating
    Expenses               1.28%***  1.17%      1.32%     -         1.32%     1.30%      1.27%     1.26%     1.33%      1.25%
                         ====================================================================================================

C.  EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in a fund.



                                                                                                     NORTH
                            ALABAMA    FLORIDA   GEORGIA  KENTUCKY  LOUISIANA  MARYLAND  MISSOURI  CAROLINA     TEXAS   VIRGINIA
                             FUND       FUND      FUND      FUND      FUND       FUND      FUND      FUND       FUND      FUND
-----------------------------------------------------------------------------------------------------------------------------------
      CLASS A
      1 Year****            $  50     $  48     $  50     $  50      $  50     $  50     $  49      $  49     $  50     $  49
      3 Years               $  65     $  61     $  66     $  67      $  66     $  65     $  64      $  64     $  66     $  64
      5 Years               $  81     $  75     $  83     $  86      $  83     $  82     $  80      $  80     $  83     $  79
      10 Years               $128      $115      $133      $138       $133      $130      $127       $126      $133      $125

      CLASS C

      1 Year                $  33     $  32     $  33         -      $  33     $  33     $  33      $  33     $  33     $  33
      3 Years               $  50     $  47     $  51         -      $  51     $  51     $  50      $  50     $  52     $  49
      5 Years               $  80     $  74     $  82         -      $  82     $  81     $  79      $  78     $  82     $  78
      10 Years               $164      $151      $167         -       $167      $165      $162       $161      $169      $160

For the same Class C investment, you would pay projected expenses of $22 for the Florida Fund, and $23 for each of the remaining funds, if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

1Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.
+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
++There is no front-end sales charge if you invest $1 million or more in Class A shares.
+++Although Class C has a lower front-end sales charge than Class A, its Rule 12b-1 fees are higher. Over time you may pay more for Class C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
++++A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
*For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.17% and total fund operating expenses were 0.35%.
**These fees may not exceed 0.10% for Class A and 0.65% for Class C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc.
***Class C total fund operating expenses are different than the ratio of expenses to average net assets shown under "Financial Highlights" due to a timing difference between the end of the 12b-1 plan year and the fund's fiscal year end.
****Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's financial history. The information has been audited by PricewaterhouseCoopers LLP, the funds' independent auditor. The audit report covering each of the most recent five years appears in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1998. The Annual Report to Shareholders also includes more information about each fund's performance. For a free copy, please call Fund Information.



ALABAMA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.73     $11.73    $11.31    $11.80    $11.71     $11.00    $10.75    $10.74     $10.59    $10.54
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .64        .65       .66       .66       .66        .68       .66       .71        .75       .79
 Net realized & unrealized
 gains (losses)                .36        .01       .42      (.50)      .09        .71       .35       .07        .17       .01
                        -------------------------------------------------------------------------------------------------------
Total from investment
operations                    1.00        .66      1.08       .16       .75       1.39      1.01       .78        .92       .80
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.65)      (.66)     (.66)     (.65)     (.66)      (.68)     (.76)     (.77)      (.77)     (.72)
 Net realized gains           (.10)      -         -         -         -          -         -         -          -         (.02)
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.75)      (.66)     (.66)     (.65)     (.66)      (.68)     (.76)     (.77)      (.77)     (.74)
                        --------------------------------------------------------------------------------------------------------
Net asset value, end of year$11.98     $11.73    $11.73    $11.31    $11.80     $11.71    $11.00    $10.75     $10.74    $10.59
                        ========================================================================================================
Total return*                 8.79%      5.84%     9.74%     1.54%     6.35%     12.84%     9.51%     7.27%      8.61%     7.59%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $216,982   $193,466  $185,981  $170,051  $178,414   $144,480   $96,254   $50,182    $21,685   $6,079

Ratios to average net assets:
 Expenses                      .72%       .71%      .72%      .72%      .64%       .68%      .71%      .70%       .42%        -
 Expenses excluding waiver
  and payments by affiliate    .72%       .71%      .72%      .72%      .64%       .68%      .71%      .72%       .72%      .74%
 Net investment income        5.39%      5.62%     5.69%     5.88%     5.62%      6.04%     6.21%     6.45%      6.69%     7.33%

Portfolio turnover rate      10.44%     15.47%    12.39%    19.85%    14.87%     11.27%     1.21%    28.36%      4.97%    12.70%

ALABAMA FUND (CONT.)



                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.78    $11.77     $11.36
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .58       .59        .49
 Net realized & unrealized gains ................................................            .36       .01        .41
                                                                                        -----------------------------
Total from investment operations.................................................            .94       .60        .90
                                                                                        -----------------------------
Less distributions from:
 Net investment income ..........................................................           (.58)     (.59)      (.49)
 Net realized gains..............................................................           (.10)        -         -
                                                                                        -----------------------------
Total distributions..............................................................           (.68)     (.59)      (.49)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $12.04    $11.78     $11.77
                                                                                        =============================
Total return*....................................................................           8.23%     5.28%      8.01%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................         $9,469    $5,683     $1,662
Ratios to average net assets:
 Expenses........................................................................           1.29%     1.28%      1.29%**
 Net investment income ..........................................................           4.80%     5.05%      5.09%**
Portfolio turnover rate .........................................................          10.44%    15.47%     12.39%

FLORIDA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.59     $11.69    $11.35    $11.77    $11.68     $11.04    $10.75    $10.73     $10.59    $10.61
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .64        .67       .69       .69       .70        .71       .71       .73        .73       .81
 Net realized & unrealized
 gains (losses)                .30       (.08)      .34      (.44)      .09        .65       .35       .09        .23      (.04)
                        --------------------------------------------------------------------------------------------------------
Total from investment
operations                     .94        .59      1.03       .25       .79       1.36      1.06       .82        .96       .77
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.65)      (.69)     (.69)     (.67)     (.70)      (.72)     (.77)     (.80)      (.82)     (.78)
 In excess of net investment
 income                       (.01)      -         -         -         -          -         -         -          -         (.01)
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.66)      (.69)     (.69)     (.67)     (.70)      (.72)     (.77)     (.80)      (.82)     (.79)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $11.87     $11.59    $11.69    $11.35    $11.77     $11.68    $11.04    $10.75     $10.73    $10.59
                        ========================================================================================================
Total return*                 8.37%      5.20%     9.28%     2.36%     6.63%     12.45%    10.02%     7.69%      8.98%     7.28%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
of year (millions)          $1,650     $1,458    $1,354    $1,265    $1,362     $1,165      $886      $606       $302       $34
Ratios to average net assets:
 Expenses                      .61%       .60%      .60%      .59%      .52%       .54%      .54%      .57%       .66%      .24%
 Expenses excluding waiver
  and payments by affiliate    .61%       .60%      .60%      .59%      .52%       .54%      .54%      .57%       .66%      .74%
 Net investment income        5.45%      5.78%     5.93%     6.15%     5.90%      6.30%     6.60%     6.76%      6.40%     6.42%
Portfolio turnover rate       5.60%     12.00%    11.78%    14.34%    11.77%     11.72%    16.69%    10.80%      8.50%     8.64%

FLORIDA FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.67    $11.76     $11.37
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .60       .60        .52
 Net realized & unrealized gains (losses) .......................................            .29      (.07)       .38
                                                                                        -----------------------------
Total from investment operations.................................................            .89       .53        .90
                                                                                        -----------------------------
Less distributions from:
 Net investment income ..........................................................           (.59)     (.62)      (.51)
 In excess of net investment income .............................................           (.01)     -             -
                                                                                        -----------------------------
Total distributions .............................................................           (.60)     (.62)      (.51)
                                                                                        -----------------------------
Net asset value, end of year.....................................................         $11.96    $11.67     $11.76
                                                                                        =============================
Total return*....................................................................           7.80%     4.65%      8.05%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................................         $56,027   $23,556    $7,644
Ratios to average net assets:
 Expenses .......................................................................           1.17%     1.17%      1.18%**
 Net investment income ..........................................................           4.88%     5.17%      5.33%**
Portfolio turnover rate .........................................................           5.60%    12.00%     11.78%

GEORGIA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------

Per share operating performance
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.86     $11.88    $11.54    $12.00    $11.85     $11.18    $10.94    $10.90     $10.59    $10.55
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .63        .65       .66       .66       .66        .68       .65       .72        .79       .80
 Net realized & unrealized
 gains (losses)                .27       (.02)      .34      (.46)      .15        .66       .35       .10        .26      (.03)
                        --------------------------------------------------------------------------------------------------------
Total from investment
operations                     .90        .63      1.00       .20       .81       1.34      1.00       .82       1.05       .77
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.64)1     (.65)     (.66)     (.66)     (.66)      (.67)     (.76)     (.78)      (.74)     (.72)
 Net realized gains           -          -         -         -         -          -         -         -          -         (.01)
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.64)1     (.65)     (.66)     (.66)     (.66)      (.67)     (.76)     (.78)      (.74)     (.73)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $12.12     $11.86    $11.88    $11.54    $12.00     $11.85    $11.18     $10.94    $10.90    $10.59
                        ========================================================================================================

Total return*                 7.75%      5.47%     8.90%     1.87%     6.77%     12.09%     9.32%     7.53%      9.94%     7.32%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $149,642   $139,903  $130,380  $116,771  $120,882    $91,017   $68,546   $32,011    $13,877   $5,640
Ratios to average net assets:
 Expenses                      .76%       .75%      .77%      .76%      .69%       .71%      .72%      .56%       .09%         -
 Expenses excluding waiver
  and payments by affiliate    .76%       .75%      .77%      .76%      .69%       .71%      .72%      .74%       .74%      .76%
 Net investment income        5.28%      5.49%     5.58%     5.76%     5.48%      5.91%     6.11%     6.53%      7.07%     7.31%
Portfolio turnover rate      14.77%     17.47%    10.98%    36.17%    16.75%     17.10%     6.18%     1.20%     14.43%    12.23%

GEORGIA FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.92    $11.92     $11.57
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .57       .58        .50
 Net realized & unrealized gains (losses)........................................            .27      (.01)       .34
                                                                                        -----------------------------
Total from investment operations ................................................            .84       .57        .84
                                                                                        -----------------------------
Less distributions from net investment income....................................           (.57)     (.57)      (.49)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $12.19    $11.92     $11.92
                                                                                        =============================
Total return*....................................................................           7.19%     4.97%      7.40%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................................................         $9,107    $4,484     $1,335
Ratios to average net assets:
 Expenses........................................................................           1.32%     1.32%      1.34%**
 Net investment income ..........................................................           4.72%     4.87%      5.04%**
Portfolio turnover rate..........................................................          14.77%    17.47%     10.98%

KENTUCKY FUND

                                                                                    YEAR ENDED FEB. 28
                                                            1998      1997       1996      1995      1994       1993      19922
                                                         ----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                         $11.05    $11.04     $10.54    $11.18    $11.05     $10.30    $10.00
                                                         ----------------------------------------------------------------------
Income from investment operations:
 Net investment income                                        .61       .61        .62       .61       .63        .57       .15
 Net realized & unrealized gains (losses)                     .40       .01        .50      (.62)      .16        .83       .16
                                                         ----------------------------------------------------------------------
Total from investment operations                             1.01       .62       1.12      (.01)      .79       1.40       .31
                                                         ----------------------------------------------------------------------
Less distributions from net investment income                (.61)     (.61)      (.62)     (.63)     (.66)      (.65)     (.01)
                                                         -----------------------------------------------------------------------
Net asset value, end of year                               $11.45    $11.05     $11.04    $10.54    $11.18     $11.05    $10.30
                                                         ======================================================================

Total return*                                                9.38%     5.86%     10.73%      .11%     7.07%     13.81%     8.37%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)                            $54,211   $44,289    $38,991   $32,831   $28,057    $11,678   $3,032
Ratios to average net assets:
 Expenses                                                     .35%      .34%       .33%      .29%     -          -         -
 Expenses excluding waiver and payments by affiliate          .81%      .81%       .82%      .80%      .71%       .81%      .82%**
 Net investment income                                       5.40%     5.63%      5.65%     5.94%     5.73%      6.11%     3.52%**
Portfolio turnover rate                                     26.61%    24.81%     31.89%    32.92%    13.22%     18.41%    53.90%

LOUISIANA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        --------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.32     $11.32    $11.03    $11.56    $11.57     $10.90    $10.68    $10.58     $10.39    $10.41
                        --------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .63        .65       .66       .66       .67        .69       .67       .71        .78       .78
 Net realized & unrealized
 gains (losses)                .30       -          .28      (.55)     (.01)       .67       .33       .18        .20      (.03)
                        --------------------------------------------------------------------------------------------------------
Total from investment
operations                     .93        .65       .94       .11       .66       1.36      1.00       .89        .98       .75
                        --------------------------------------------------------------------------------------------------------
Less distributions from net
investment income             (.64)      (.65)     (.65)     (.64)     (.67)      (.69)     (.78)     (.79)      (.79)     (.77)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $11.61     $11.32    $11.32    $11.03    $11.56     $11.57    $10.90    $10.68     $10.58    $10.39
                        ========================================================================================================

Total return*                 8.46%      5.94%     8.75%     1.14%     5.63%     12.61%     9.49%     8.50%      9.41%     7.27%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $134,922   $112,981  $107,461  $104,980  $115,971    $95,368   $72,923   $35,862    $17,696   $4,257
Ratios to average net assets:
 Expenses                      .76%       .76%      .78%      .75%      .68%       .70%      .70%      .56%       .04%     -
 Expenses excluding waiver
  and payments by affiliate    .76%       .76%      .78%      .75%      .68%       .70%      .70%      .72%       .70%      .73%
 Net investment income        5.50%      5.76%     5.89%     5.98%     5.70%      6.18%     6.33%     6.60%      7.10%     7.33%
Portfolio turnover rate      15.26%     13.68%     5.23%    32.28%    17.63%     23.37%    10.51%     0.76%     16.65%     5.91%

LOUISIANA FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.37    $11.37     $11.01
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .57       .58        .49
 Net realized & unrealized gains ................................................            .32      -           .35
                                                                                        -----------------------------
Total from investment operations ................................................            .89       .58        .84
                                                                                        -----------------------------
Less distributions from net investment income ...................................           (.58)     (.58)      (.48)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $11.68    $11.37     $11.37
                                                                                        =============================
Total return*....................................................................           8.02%     5.27%      7.76%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................         $4,469    $3,004     $1,438
Ratios to average net assets:
 Expenses........................................................................           1.32%     1.33%      1.35%**
 Net investment income ..........................................................           4.95%     5.29%      5.27%**
Portfolio turnover rate .........................................................          15.26%    13.68%      5.23%

MARYLAND FUND
                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      19893
                        -------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.33     $11.38    $10.92    $11.36    $11.27     $10.60    $10.37    $10.31     $10.07    $10.00
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .59        .61       .62       .63       .64        .65       .64       .68        .72       .18
 Net realized & unrealized
 gains (losses)                .32       (.03)      .47      (.45)      .09        .67       .30       .10        .19      (.05)
                        --------------------------------------------------------------------------------------------------------
Total from investment
operations                     .91        .58      1.09       .18       .73       1.32       .94       .78        .91       .13
                        --------------------------------------------------------------------------------------------------------
Less distributions from net
investment income             (.60)4     (.63)     (.63)     (.62)     (.64)      (.65)     (.71)     (.72)      (.67)     (.06)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                 $11.64    $11.33    $11.38    $10.92     $11.36    $11.27    $10.60     $10.37    $10.31    $10.07
                        ========================================================================================================

Total return*                 8.27%      5.24%    10.18%     1.78%     6.40%     12.64%     9.21%     7.57%      9.01%     2.98%**

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $213,005   $185,234  $175,078  $153,145  $156,683   $115,873   $71,538   $33,421    $14,004   $3,313
Ratios to average net assets:
 Expenses                      .74%       .73%      .74%      .73%      .66%       .71%      .71%      .54%       .07%     -
 Expenses excluding waiver
  and payments by affiliate    .74%       .73%      .74%      .73%      .66%       .71%      .71%      .73%       .73%      .65%**
 Net investment income        5.20%      5.42%     5.56%     5.86%     5.58%      6.00%     6.15%     6.50%      6.84%     4.26%**
Portfolio turnover rate       3.19%     12.71%     8.11%    20.30%    18.38%     14.73%    16.65%    12.14%      6.03%    11.78%


MARYLAND FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.40    $11.44     $10.93
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .54       .55        .47
 Net realized & unrealized gains (losses)........................................            .31      (.03)       .51
                                                                                        -----------------------------
Total from investment operations.................................................            .85       .52        .98
                                                                                        -----------------------------
Less distributions from net investment income ...................................           (.53)     (.56)      (.47)
                                                                                        -----------------------------
Net asset value, end of year.....................................................         $11.72    $11.40     $11.44
                                                                                        =============================
Total return*....................................................................           7.70%     4.68%      9.06%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................................         $10,515   $5,084      $913
Ratios to average net assets:
 Expenses .......................................................................           1.30%     1.27%      1.31%**
 Net investment income ..........................................................           4.63%     4.78%      4.95%**
Portfolio turnover rate .........................................................           3.19%    12.71%      8.11%

MISSOURI FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.83     $11.94    $11.44    $11.94    $11.75     $11.07    $10.74    $10.64     $10.44    $10.35
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .64        .65       .65       .65       .66        .68       .65       .69        .74       .78
 Net realized & unrealized
  gains (losses)               .44       (.07)      .49      (.50)      .21        .68       .41       .15        .20       .02
                        -------------------------------------------------------------------------------------------------------
Total from investment
operations                    1.08        .58      1.14       .15       .87       1.36      1.06       .84        .94       .80
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.64)      (.65)     (.64)     (.65)     (.68)      (.68)     (.73)     (.74)      (.74)     (.71)
 Net realized gains           (.04)      (.04)     -         -         -          -         -         -          -         -
                        -------------------------------------------------------------------------------------------------------
Total distributions           (.68)      (.69)     (.64)     (.65)     (.68)      (.68)     (.73)     (.74)      (.74)     (.71)
                        -------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $12.23     $11.83    $11.94    $11.44     $11.94    $11.75    $11.07    $10.74     $10.64    $10.44
                        =======================================================================================================

Total return*                 9.43%      5.06%    10.23%     1.44%     7.29%     12.40%    10.04%     7.96%      8.94%     7.74%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $308,045   $269,564  $247,522  $227,442  $228,149   $164,122  $110,940   $55,560    $28,479   $7,996

Ratios to average net assets:
 Expenses                      .71%       .70%      .71%      .70%      .64%       .67%      .71%      .72%       .40%     -
 Expenses excluding waiver
  and payments by affiliate    .71%       .70%      .71%      .70%      .64%       .67%      .71%      .72%       .72%      .77%
 Net investment income        5.32%      5.56%     5.58%     5.75%     5.55%      6.03%     6.21%     6.42%      6.66%     7.30%

Portfolio turnover rate      14.30%     21.81%    18.27%    19.84%    11.02%     10.28%    16.40%    40.08%      8.69%     7.15%

MISSOURI FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.85    $11.97     $11.47
                                                                                        -----------------------------
Income from investment operations:
 Net investment income...........................................................            .58       .57        .48
 Net realized & unrealized gains (losses)........................................            .45      (.07)       .50
                                                                                        -----------------------------
Total from investment operations.................................................           1.03       .50        .98
                                                                                        -----------------------------
Less distributions from:
 Net investment income ..........................................................           (.57)     (.58)      (.48)
 Net realized gains..............................................................           (.04)     (.04)        -
                                                                                        ------------------------------
Total distributions .............................................................           (.61)     (.62)      (.48)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $12.27    $11.85     $11.97
                                                                                        =============================
Total return*....................................................................           8.96%     4.32%      8.66%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................         $10,045   $4,295     $1,325
Ratios to average net assets:
 Expenses........................................................................           1.27%     1.27%      1.27%**
 Net investment income ..........................................................           4.75%     4.92%      4.94%**
Portfolio turnover rate .........................................................          14.30%    21.81%     18.27%

NORTH CAROLINA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.73     $11.75    $11.37    $11.92    $11.88     $11.12    $10.86    $10.79     $10.55    $10.46
                        -------------------------------------------------------------------------------------------------------

Income from investment
operations:
 Net investment income         .62        .64       .64       .65       .65        .67       .64       .70        .74       .77
 Net realized & unrealized
 gains (losses)                .38       (.03)      .39      (.55)      .05        .75       .35       .12        .22       .06
                        -------------------------------------------------------------------------------------------------------
Total from investment
operations                    1.00        .61      1.03       .10       .70       1.42       .99       .82        .96       .83
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.62)      (.63)     (.65)1    (.65)     (.66)      (.66)     (.73)     (.74)      (.72)     (.72)
 Net realized gains           -          -         -         -         -          -         -         (.01)      -         (.02)
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.62)      (.63)     (.65)1    (.65)     (.66)      (.66)     (.73)     (.75)      (.72)     (.74)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $12.11     $11.73    $11.75    $11.37    $11.92     $11.88    $11.12    $10.86     $10.79    $10.55
                         =======================================================================================================

Total return*                 8.78%      5.38%     9.28%     1.06%     5.81%     12.97%     9.28%     7.66%      9.06%     7.98%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $297,406   $260,979  $247,031  $216,263  $215,540   $156,517  $106,960   $50,328    $24,746   $10,346
Ratios to average net assets:
 Expenses                      .70%       .70%      .71%      .70%      .63%       .67%      .71%      .74%       .50%     -
 Expenses excluding waiver
  and payments by affiliate    .70%       .70%      .71%      .70%      .63%       .67%      .71%      .74%       .71%      .74%
 Net investment income        5.24%      5.47%     5.52%     5.75%     5.44%      5.86%     6.03%     6.37%      6.68%     7.09%
Portfolio turnover rate       9.95%      9.98%    25.19%    25.05%     3.86%      8.48%     3.16%     7.99%     11.80%    12.35%

NORTH CAROLINA FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.79    $11.80     $11.41
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .56       .57        .49
 Net realized & unrealized gains (losses) .......................................            .39      (.02)       .38
                                                                                        -----------------------------
Total from investment operations.................................................            .95       .55        .87
                                                                                        -----------------------------
Less distributions from net investment income....................................           (.56)     (.56)      (.48)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $12.18    $11.79     $11.80
                                                                                        -----------------------------

Total return*....................................................................           8.22%     4.83%      7.77%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................         $20,043   $9,607     $2,430
Ratios to average net assets:
 Expenses .......................................................................           1.26%     1.26%      1.28%**
 Net investment income...........................................................           4.69%     4.85%      4.90%**
Portfolio turnover rate..........................................................           9.95%     9.98%     25.19%

TEXAS FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.37     $11.58    $11.25    $11.72    $11.69     $11.03    $10.77    $10.74     $10.59    $10.56
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .62        .66       .67       .68       .69        .69       .67       .73        .84       .78
 Net realized & unrealized
 gains (losses)                .36       -          .34      (.49)      .03        .66       .37       .10        .11       .04
                        -------------------------------------------------------------------------------------------------------
Total from investment
operations                     .98        .66      1.01       .19       .72       1.35      1.04       .83        .95       .82
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.63)      (.67)     (.68)     (.66)     (.69)      (.69)     (.78)     (.80)      (.80)     (.79)
 In excess of net investment
  income                      (.01)      -         -         -         -          -         -         -          -         -
 Net realized gains           (.03)      (.20)     -         -         -          -         -         -          -         -
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.67)      (.87)     (.68)     (.66)     (.69)      (.69)     (.78)     (.80)      (.80)     (.79)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $11.68     $11.37    $11.58    $11.25    $11.72     $11.69    $11.03     $10.77    $10.74    $10.59
                        ========================================================================================================

Total Return*                 8.91%      5.91%     9.15%     1.80%     6.09%     12.41%     9.84%     7.81%      8.95%     7.88%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $130,578   $126,612  $129,702  $130,684  $148,684   $139,389  $123,722   $29,036    $6,094    $2,356
Ratios to average net assets:
 Expenses                      .76%       .75%      .76%      .73%      .65%       .66%      .70%      .40%      -         -
 Expenses excluding waiver
  and payments by affiliate    .76%       .75%      .76%      .73%      .65%       .66%      .70%      .75%       .71%      .76%
 Net investment income        5.44%      5.70%     5.86%     6.05%     5.85%      6.15%     6.14%     6.46%      7.26%     7.65%
Portfolio turnover rate      34.52%     35.57%    18.38%     6.36%    20.18%     12.33%     6.44%     0.55%      3.53%     6.95%

TEXAS FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.49    $11.68     $11.27
                                                                                        -----------------------------
Income from investment operations:
 Net investment income ..........................................................            .58       .60        .51
 Net realized & unrealized gains ................................................            .35       .02        .40
                                                                                        -----------------------------
Total from investment operations ................................................            .93       .62        .91
                                                                                        -----------------------------
Less distributions from:
 Net investment income...........................................................           (.58)1    (.61)      (.50)
 Net realized gains..............................................................           (.03)     (.20)      -
                                                                                        -----------------------------
Total distributions .............................................................           (.61)     (.81)      (.50)
                                                                                        -----------------------------
Net asset value, end of year.....................................................         $11.81    $11.49     $11.68
                                                                                        =============================

Total return*....................................................................           8.31%     5.48%      8.23%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................         $2,076      $740        $79
Ratios to average net assets:
 Expenses .......................................................................           1.33%     1.32%      1.33%**
 Net investment income ..........................................................           4.79%     5.03%      5.23%**
Portfolio turnover rate..........................................................          34.52%    35.57%     18.38%

VIRGINIA FUND

                                                                         CLASS A
                                                                   YEAR ENDED FEB. 28
                             1998       1997      1996      1995      1994       1993      1992      1991       1990      1989
                        ------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value,
beginning of year           $11.65     $11.72    $11.33    $11.82    $11.69     $10.98    $10.70    $10.63     $10.43    $10.45
                        -------------------------------------------------------------------------------------------------------
Income from investment
operations:
 Net investment income         .62        .65       .66       .66       .67        .67       .66       .69        .73       .77
 Net realized & unrealized
 gains (losses)                .35       (.07)      .38      (.50)      .14        .70       .36       .14        .23      (.03)
                        --------------------------------------------------------------------------------------------------------
Total from investment
operations                     .97        .58      1.04       .16       .81       1.37      1.02       .83        .96       .74
                        -------------------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income        (.64)      (.64)     (.65)     (.65)     (.68)      (.66)     (.74)     (.76)      (.76)     (.76)
 Net realized gains           (.10)      (.01)     -         -         -          -         -         -          -         -
                        --------------------------------------------------------------------------------------------------------
Total distributions           (.74)      (.65)     (.65)     (.65)     (.68)      (.66)     (.74)     (.76)      (.76)     (.76)
                        --------------------------------------------------------------------------------------------------------
Net asset value,
 end of year                $11.88    $11.65    $11.72    $11.33     $11.82    $11.69    $10.98     $10.70    $10.63     $10.43
                        ========================================================================================================
Total return*                 8.53%      5.15%     9.41%     1.56%     6.80%     12.67%     9.71%     7.82%      9.12%     7.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of
year (000's)               $332,199   $287,172  $271,396  $255,965  $260,913   $211,171  $152,615   $82,662    $38,572   $13,885
Ratios to average net assets:
 Expenses                      .69%       .69%      .69%      .69%      .62%       .65%      .68%      .72%       .60%      .16%
 Expenses excluding waiver
  and payments by affiliate    .69%       .69%      .69%      .69%      .62%       .65%      .68%      .72%       .72%      .75%
 Net investment income        5.29%      5.56%     5.66%     5.86%     5.65%      5.98%     6.17%     6.38%      6.55%     6.89%
Portfolio turnover rate      12.90%     19.25%    12.72%    21.73%     6.86%      5.74%     4.33%     2.56%      1.06%     3.92%

VIRGINIA FUND (CONT.)

                                                                                                    CLASS C
                                                                                              YEAR ENDED FEB. 28
                                                                                           1998      1997      1996***
                                                                                        ------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................................         $11.71    $11.77     $11.35
                                                                                        ------------------------------
Income from investment operations:
 Net investment income ..........................................................            .57       .58        .49
 Net realized & unrealized gains (losses)........................................            .34      (.05)       .41
                                                                                        ------------------------------
Total from investment operations.................................................            .91       .53        .90
                                                                                        ------------------------------
Less distributions from:
 Net investment income ..........................................................           (.57)     (.58)      (.48)
 Net realized gains..............................................................           (.10)     (.01)      -
                                                                                        ------------------------------
Total distributions .............................................................           (.67)     (.59)      (.48)
                                                                                        ------------------------------
Net asset value, end of year.....................................................         $11.95    $11.71     $11.77
                                                                                        ==============================
Total return*....................................................................           7.97%     4.61%      8.07%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's)..................................................       $13,186     $6,674     $2,050
Ratios to average net assets:
 Expenses .......................................................................          1.25%      1.25%    1.26%**
 Net investment income ..........................................................          4.72%      4.94%    5.06%**
Portfolio turnover rate .........................................................         12.90%     19.25%   12.72%


1Includes distributions in excess of net investment income in the amount of $.001.
2For the period September 10, 1991 (effective date) to February 29, 1992. 3For the period October 3, 1988 (effective date) to February 28, 1989. 4Includes distributions in excess of net investment income in the amount of $.005.
*Total return does not reflect sales commissions or the Contingent Deferred Sales Charge, and is not annualized except where indicated. Prior to May 1, 1994, dividends from net investment income were reinvested at the Offering Price.
**Annualized
***For the period May 1, 1995 (effective date) to February 29, 1996.


HOW DO THE FUNDS INVEST THEIR ASSETS?

A QUICK LOOK AT THE FUNDS

GOAL: High current tax-free income for residents of the fund's state.

STRATEGY: Invest in investment grade municipal securities whose interest is free from federal and state personal income taxes, if any, for residents of the fund's state.

WHAT IS THE MANAGER'S APPROACH?

Advisers tries to select securities that it believes will provide the best balance between risk and return within each fund's range of allowable investments. Advisers considers a number of factors, including general market and economic conditions and the credit quality of the issuer, when selecting securities for each fund.

To provide tax-free income to shareholders, Advisers typically uses a buy and hold strategy. This means it holds securities in a fund's portfolio for income purposes, rather than trading securities for capital gains. Advisers may sell a security at any time, however, when Advisers believes doing so could help the fund meet its goals.

While income is the most important part of return over time, the total return from a municipal security includes both income and price gains or losses. Each fund's focus on income does not mean it invests only in the highest-yielding securities available, or that it can avoid losses of principal.

WHO MAY WANT TO INVEST?

The funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and state personal income taxes.

The value of each fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other federal and state political and economic news. When you sell your shares, they may be worth more or less than what you paid for them. Please consider your investment goals and tolerance for price fluctuations and risk when making your investment decision.

THE FUNDS IN MORE DETAIL

WHAT ARE THE FUNDS' GOALS?

The investment goal of each fund is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. Each fund also tries to provide a maximum level of income that is exempt from personal income taxes, if any, for resident shareholders of the fund's state. These goals are fundamental, which means that they may not be changed without shareholder approval.

WHAT KINDS OF SECURITIES DO THE FUNDS BUY?

Each fund tries to invest all of its assets in tax-free municipal securities, including bonds, notes and commercial paper.

MUNICIPAL SECURITIES are issued by state and local governments, their agencies and authorities, as well as by the District of Columbia and U.S. territories and possessions, to borrow money for various public or private projects. The issuer pays a fixed or variable rate of interest, and must repay the amount borrowed (the "principal") at maturity.

Municipal securities help the funds meet their investment goals because they generally pay interest free from federal income tax. Municipal securities issued by a fund's state or that state's counties, municipalities, authorities, agencies, or other subdivisions, as well as municipal securities issued by U.S. territories such as Guam, Puerto Rico, or the Mariana Islands, also generally pay interest free from state personal income taxes, if any, for residents of the fund's state.

Each fund normally invests:

o at least 80% of its net assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax (this policy is fundamental);

o at least 80% of its net assets in securities that pay interest free from the personal income taxes, if any, of its state, although each fund tries to invest all of its assets in these securities (this policy is also fundamental); and

o  at least 65% of its total assets in municipal securities of its state.

While each fund tries to invest 100% of its assets in tax-free municipal securities, it is possible, although not anticipated, that a fund may have up to 20% of its assets in securities that pay taxable interest. If you are subject to the federal alternative minimum tax, please keep in mind that each fund may also have a portion of its assets in municipal securities that pay interest subject to the federal alternative minimum tax.

QUALITY. All things being equal, the lower a security's credit quality, the higher the risk and the higher the yield the security generally must pay as compensation to investors for the higher risk.

A security's credit quality depends on the issuer's ability to pay interest on the security and, ultimately, to repay the principal. Independent rating agencies, such as Fitch, Moody's and S&P, often rate municipal securities based on their opinion of the issuer's credit quality. Most rating agencies use a descending alphabet scale to rate long-term securities, and a descending numerical scale to rate short-term securities. For example, Fitch and S&P use AAA, AA, A and BBB for their top four long-term ratings, while Moody's uses Aaa, Aa, A and Baa. Securities rated in the highest rating category are "top rated." Securities in the top four ratings are "investment grade," although securities in the fourth highest rating may have some speculative features. These ratings are described in more detail in the SAI.

An insurance company, bank or other foreign or domestic entity may provide credit support for a municipal security and enhance its credit quality. For example, some municipal securities are insured, which means they are covered by an insurance policy that insures the timely payment of principal and interest. Other municipal securities may be backed by letters of credit, guarantees, or escrow or trust accounts that contain securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest.

o Each fund only buys investment grade securities or unrated securities that Advisers believes are comparable.

MATURITY. Municipal securities are issued with a specific maturity date - the date when the issuer must repay the amount borrowed. Maturities typically range from less than one year (short term) to 30 years (long term). In general, securities with longer maturities are more sensitive to price changes, although they may provide higher yields.

o The funds have no restrictions on the maturity of the securities they may buy or on their average portfolio maturity.

VARIABLE AND FLOATING RATE SECURITIES have interest rates that change either at specific intervals or whenever a benchmark rate changes. While this feature helps to protect against a decline in the security's market price, it also lowers a fund's income when interest rates fall. Of course, a fund's income from its variable rate investments may also increase if interest rates rise.

o Each fund may invest in investment grade variable and floating rate securities.

MUNICIPAL LEASE OBLIGATIONS finance the purchase of public property. The property is leased to the state or a local government, and the lease payments are used to pay the interest on the obligations. Municipal lease obligations differ from other municipal securities because the lessee's governing body must set aside the money to make the lease payments each year. If the money is not set aside, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligations may not be paid.

o Each fund may invest in municipal lease obligations without limit, if the obligations meet the fund's quality and maturity standards.

WHAT ARE SOME OF THE FUNDS' OTHER INVESTMENT STRATEGIES AND PRACTICES?

TEMPORARY INVESTMENTS. When Advisers believes unusual or adverse economic, market or other conditions exist, it may invest a fund's portfolio in a temporary defensive manner. Under these circumstances, each fund may invest all of its assets in securities that pay taxable interest, including (i) municipal securities issued by a state or local government other than the fund's state, or by a U.S. territory such as Guam, Puerto Rico or the Mariana Islands; (ii) high quality commercial paper; or (iii) securities issued by or guaranteed by the full faith and credit of the U.S. government.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS are those where payment and delivery for the security take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

DIVERSIFICATION. Diversification involves limiting the amount of money invested in any one issuer or, on a broader scale, in any one state or type of project to help spread and reduce the risks of investment. Non-diversified funds may invest a greater portion of their assets in the securities of one issuer than diversified funds. Economic, business, political or other changes can affect all securities of a similar type. A non-diversified fund may be more sensitive to these changes.

o The Maryland Fund is a non-diversified fund, although it intends to meet certain diversification requirements for tax purposes. The other funds are all diversified. Each fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, housing, industrial development, transportation or pollution control.

OTHER POLICIES AND RESTRICTIONS. Each fund has a number of additional investment policies and restrictions that govern its activities. Those that are identified as "fundamental" may only be changed with shareholder approval. The others may be changed by the Board alone. For a list of these restrictions and more information about each fund's investment policies, including those described above, please see "How Do the Funds Invest Their Assets?" and "Investment Restrictions" in the SAI.

Generally, the policies and restrictions discussed in this prospectus and in the SAI apply when a fund makes an investment. In most cases, a fund is not required to sell a security because circumstances change and the security no longer meets one or more of the fund's policies or restrictions.

WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

Like all investments, an investment in a fund involves risks. The risks of each fund are basically the same as those of other investments in municipal securities of similar quality, although an investment in the funds may involve more risk than an investment in a fund that does not focus on securities of a single state. Because each fund holds many securities, it is likely to be less risky than any one, or few, directly held municipal investments.

GENERAL RISK. There is no assurance that a fund will meet its investment goal. A fund's share price, and the value of your investment, may change. Generally, when the value of a fund's investments go down, so does the fund's share price. Similarly, when the value of a fund's investments go up, so does the fund's share price. Since the value of a fund's shares can go up or down, it is possible to lose money by investing in a fund.

INTEREST RATE RISK is the risk that changes in interest rates can reduce the value of a security. When interest rates rise, municipal security prices fall. The opposite is also true: municipal security prices go up when interest rates fall. To explain why this is so, assume you hold a municipal security offering a 5% yield. A year later, interest rates are on the rise and comparable securities are offered with a 6% yield. With higher-yielding securities available, you would have trouble selling your 5% security for the price you paid - causing you to lower your asking price. On the other hand, if interest rates were falling and 4% municipal securities were being offered, you would be able to sell your 5% security for more than you paid.

INCOME RISK is the risk that a fund's income will decrease due to falling interest rates. Since a fund can only distribute what it earns, a fund's distributions to its shareholders may decline when interest rates fall.

CREDIT RISK is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Credit support provided by a foreign entity may be less certain because of the possibility of adverse foreign economic, political or legal developments that may affect the ability of that foreign entity to meet its obligations. Changes in the credit quality of the credit provider could affect the value of the security and the fund's share price.

MARKET RISK is the risk that a security's value will be reduced by market activity or the results of supply and demand. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to increase.

CALL RISK is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a fund may have to replace it with a lower-yielding security.

STATE RISKS. Since each fund invests heavily in municipal securities of its state, events in that state are likely to affect the fund's investments and its performance. These events may include:

o economic or political policy changes;

o tax base erosion;

o state constitutional limits on tax increases;

o budget deficits and other financial difficulties; and

o changes in the ratings assigned to municipal issuers.

A negative change in any one of these or other areas could affect the ability of a state's municipal issuers to meet their obligations. It is important to remember that economic, budget and other conditions within a state are unpredictable and can change at any time. For more specific information on the economy and financial strength of the funds' various states, please see "What Are the Risks of Investing in the Funds?" in the SAI.

U.S. TERRITORIES RISKS. Each fund may invest up to 35% of its assets in municipal securities issued by U.S. territories such as Guam, Puerto Rico or the Mariana Islands. As with state municipal securities, events in any of these territories where a fund invests may affect the fund's investments and its performance.

YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

Advisers will rely upon public filings and other statements made by issuers about their Year 2000 readiness. Advisers, of course, cannot audit each issuer and its major suppliers to verify their Year 2000 readiness.

If an issuer in which a fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of a fund's portfolio holdings will have a similar impact on the price of the fund's shares. Please see "Year 2000 Problem" under "Who Manages the Funds?" for more information.

WHO MANAGES THE FUNDS?

THE BOARD. The Board oversees the management of each fund and elects its officers. The officers are responsible for each fund's day-to-day operations. The Board also monitors each fund to ensure no material conflicts exist among the fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages each fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $208 billion in assets, including more than $50 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the funds' Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of each fund's portfolio is:

Thomas Kenny
Executive Vice President of Advisers

Mr. Kenny has been an analyst or portfolio manager for each of the funds since their inception. Mr. Kenny is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara.

Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

John Pomeroy
Portfolio Manager of Advisers

Mr. Pomeroy has been an analyst or portfolio manager for the Alabama, Georgia and Maryland funds since 1989. Mr. Pomeroy holds a Bachelor of Science degree in Finance from San Francisco State University. He joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

Stella Wong
Vice President of Advisers

Ms. Wong has been an analyst or portfolio manager for the Florida, Louisiana, Maryland, North Carolina, Texas and Virginia funds since their inception. Ms. Wong holds a Master's degree in Financial Planning from Golden Gate University and a Bachelor of Science degree in Business Administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

John Wiley
Portfolio Manager of Advisers

Mr. Wiley has been an analyst or portfolio manager for the Louisiana and Texas funds since 1991. Mr. Wiley holds a Master of Business Administration degree in Finance from Saint Mary's College and a Bachelor of Science degree from the University of California at Berkeley. He joined the Franklin Templeton Group in 1989. He is a member of several securities industry-related committees and associations.

Sheila Amoroso
Vice President of Advisers

Ms. Amoroso has been an analyst or portfolio manager for the Florida, Kentucky and Missouri funds since their inception. Ms. Amoroso holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

Ben Barber
Portfolio Manager of Advisers

Mr. Barber has been an analyst or portfolio manager for the Missouri and Alabama funds since 1993. He has a Bachelor of Arts degree in International Relations and Political Science from the University of California at Santa Barbara. Mr. Barber joined the Franklin Templeton Group in 1991. He is a member of several securities industry-related committees and associations.

Mark Orsi
Portfolio Manager of Advisers

Mr. Orsi has been an analyst or portfolio manager for the Kentucky, Georgia, North Carolina and Virginia funds since 1991. He holds a Bachelor of Science degree in Finance from Santa Clara University. Mr. Orsi joined the Franklin Templeton Group in 1990. He is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1998, management fees paid to Advisers and total operating expenses, as a percentage of average monthly net assets, were as follows:

                                                          TOTAL
                                     MANAGEMENT      OPERATING EXPENSES
                                         FEES         CLASS A CLASS C

Alabama Fund ....................        0.56%        0.72%   1.28%
Florida Fund ....................        0.47%        0.61%   1.17%
Georgia Fund ....................        0.59%        0.76%   1.32%
Kentucky Fund ...................        0.17%*       0.35%*     -
Louisiana Fund ..................        0.60%        0.76%   1.32%
Maryland Fund ...................        0.56%        0.74%   1.30%
Missouri Fund ...................        0.54%        0.71%   1.27%
North Carolina Fund .............        0.54%        0.70%   1.26%
Texas Fund ......................        0.60%        0.76%   1.33%
Virginia Fund ...................        0.53%        0.69%   1.25%

*Management fees, before any advance waiver, totaled 0.63%. Total operating expenses were 0.81%. Under an agreement by Advisers to limit its fees, the Kentucky Fund paid the management fees and total operating expenses shown. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How Do the Funds Buy Securities for Their Portfolios?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for each fund. During the fiscal year ended February 28, 1998, administration fees paid to FT Services, as a percentage of average daily net assets, were as follows:

                                   ADMINISTRATION
                                        FEES
Alabama Fund ...................       0.15%
Florida Fund ...................       0.11%
Georgia Fund ...................       0.15%
Kentucky Fund ..................       0.15%
Louisiana Fund .................       0.15%
Maryland Fund ..................       0.15%
Missouri Fund ..................       0.15%
North Carolina Fund ............       0.15%
Texas Fund .....................       0.15%
Virginia Fund ..................       0.14%

These fees are paid by Advisers. They are not a separate expense of the funds. Please see "Investment Management and Other Services" in the SAI for more information.

YEAR 2000 PROBLEM. The funds' business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

When the Year 2000 arrives, the funds' operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the funds' portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others.

Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the funds' ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the funds and Advisers may have no control.

THE RULE 12B-1 PLANS

Each class has a separate distribution or "Rule 12b-1" plan under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the funds under their Class A plans may not exceed 0.10% per year of Class A's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class A purchases made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

Under the Class C plans, a fund may pay Distributors up to 0.50% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

A fund may also pay a servicing fee of up to 0.15% per year of Class C's average daily net assets under the Class C plans. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Funds' Underwriter" in the SAI.

HOW TAXATION AFFECTS THE FUNDS AND THEIR SHAREHOLDERS

ON AUGUST 5, 1997, PRESIDENT CLINTON SIGNED INTO LAW THE TAXPAYER RELIEF ACT OF 1997 (THE "1997 ACT"). THIS NEW LAW MAKES SWEEPING CHANGES TO THE CODE. BECAUSE MANY OF THESE CHANGES ARE COMPLEX, THEY ARE DISCUSSED IN THE SAI.


                                            -------------------------------------------
TAXATION OF THE FUNDS' INVESTMENTS. Each    HOW DO THE FUNDS EARN
fund invests your money in the municipal    INCOME AND GAINS?
and other securities described in the
section "How Do the Funds Invest Their      Each fund earns interest and other income
Assets?" Special tax rules may apply when   (the fund's "income") on its investments.
determining the income and gains that each  When a fund sells a security for a price fund earns on its investments. These rules  that is higher than it paid, it has a
may, in turn, affect the amount of          gain. When a fund sells a security for a
distributions that a fund pays to you.      price that is lower than it paid, it has
These special tax rules are discussed in    a loss. If a fund has held the security
the SAI.                                    for more than one year, the gain or loss
                                            will be a long-term capital gain or loss.
TAXATION OF THE FUNDS. As a regulated       If a fund has held the security for one
investment company, each fund generally     year or less, the gain or loss will be a
pays no federal income tax on the income    short-term capital gain or loss. A fund's
and gains that it distributes to you.       gains and losses are netted together,
                                            and, if the fund has a net gain (the
                                            fund's
                                            -------------------------------------------

TAXATION OF SHAREHOLDERS

                                            -------------------------------------------
DISTRIBUTIONS. Distributions made to you    WHAT IS A DISTRIBUTION?
from interest income on municipal
securities will be exempt from the regular  As a shareholder, you will receive your
federal income tax. Distributions made to   share of a fund's income and gains on its
you from other income on temporary          investments. A fund's interest income on
investments, short-term capital gains, or   municipal securities is paid to you as
ordinary income from the sale of market     exempt-interest dividends. A fund's
discount bonds will be taxable to you as    ordinary income and short-term capital
ordinary dividends, whether you receive     gains are paid to you as ordinary
them in cash or in additional shares.       dividends. A fund's long-term capital
Distributions made to you from interest on  gains are paid to you as capital gain
certain private activity bonds, while       distributions. If a fund pays you an
still exempt from the regular federal       amount in excess of its income and gains,
income tax, are a preference item when      this excess will generally be treated as
determining your alternative minimum tax.   a non-taxable distribution. These
The fund will send you a statement in       amounts, taken together, are what we call
January of the current year that reflects   a fund's distributions to you.
the amount of exempt-interest dividends,
ordinary dividends, capital gain
distributions, interest income that is a
tax preference item under the alternative
minimum tax and non-taxable distributions
you received from the fund in the prior
year. This statement will include
distributions declared in December and
paid to you in January of the current
year, but which are taxable as if paid on
December 31 of the prior year. The IRS
requires you to report these amounts on
your income tax return for the prior year.
A fund's statement for the prior year will
tell you how much of your capital gain
distribution represents 28% rate gain. The
remainder of the capital gain distribution
represents 20% rate gain.
                                            -------------------------------------------

DIVIDENDS-RECEIVED DEDUCTION. It is anticipated that no portion of the funds' distributions will qualify for the corporate dividends-received deduction.

                                            -------------------------------------------
REDEMPTIONS AND EXCHANGES. If you redeem    WHAT IS A REDEMPTION?
your shares or if you exchange your shares
in the funds for shares in another          A redemption is a sale by you to the fund
Franklin Templeton Fund, you will           of some or all of your shares in the
generally have a gain or loss that the IRS  fund. The price per share you receive
requires you to report on your income tax   when you redeem fund shares may be more
return. If you exchange fund shares held    or less than the price at which you
for 90 days or less and pay no sales        purchased those shares. An exchange of
charge, or a reduced sales charge, for the  shares in the fund for shares of another
new shares, all or a portion of the sales   Franklin Templeton Fund is treated as a
charge you paid on the purchase of the      redemption of fund shares and then a
shares you exchanged is not included in     purchase of shares of the other fund.
their cost for purposes of computing gain   When you redeem or exchange your shares,
or loss on the exchange. If you hold your   you will generally have a gain or loss,
shares for six months or less, any loss     depending upon whether the amount you
you have will be disallowed to the extent   receive for your shares is more or less
of any exempt-interest dividends paid on    than your cost or other basis in the
your shares. Any such loss not disallowed   shares.
will be treated as a long-term capital
loss to the extent of any long-term
capital gain distributions paid on your
shares. All or a portion of any loss on
the redemption or exchange of your shares
will be disallowed by the IRS if you buy
other shares in the fund within 30 days
before or after your redemption or
exchange.
                                            -------------------------------------------


STATE TAXES. Ordinary dividends and capital gain distributions thatyou receive from the funds, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax. Distributions paid from the interest earned on municipal securities of a state, or its political subdivisions, will generally be exempt from that state's personal income taxes. Dividends paid from interest earned on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam) will also be exempt from that state's personal income taxes. A state does not, however, grant tax-free treatment to interest on investments in municipal securities of other states.
Corporate taxpayers subject to a state's corporate income or franchise tax may be subject to special rules. The holding of fund shares may also be subject to state and local intangibles taxes. Each fund in which you are a shareholder will provide you with information at the end of each calendar year on the amounts of such dividends that may qualify for exemption from reporting on your individual income tax returns.
You may wish to contact your tax advisor to determine the state and local tax consequences of your investment in the fund.

SOCIAL SECURITY AND RAILROAD RETIREMENT BENEFITS. Exempt-interest dividends paid to you, although exempt from the regular federal income tax, are includible in the tax base for determining the taxable portion of your social security or railroad retirement benefits. The IRS requires you to disclose these exempt-interest dividends on your federal income tax return.

NON-U.S. INVESTORS. Ordinary dividends generally will be subject to U.S. income tax withholding. Your home country may also tax ordinary dividends, exempt-interest dividends, capital gain distributions and gains arising from redemptions or exchanges of your fund shares. Fund shares held by the estate of a non-U.S. investor may be subject to U.S. estate tax. You may wish to contact your tax advisor to determine the
U.S. and non-U.S. tax consequences of your investment in a fund.

                                            -------------------------------------------
BACKUP WITHHOLDING. When you open an        WHAT IS A BACKUP
account, IRS regulations require that you   WITHHOLDING?
provide your taxpayer identification
number ("TIN"), certify that it is          Backup withholding occurs when a fund is
correct, and certify that you are not       required to withhold and pay over to the
subject to backup withholding under IRS     IRS 31% of your distributions and
rules. If you fail to provide a correct     redemption proceeds. You can avoid backup
TIN or the proper tax certifications, the   withholding by providing the fund with
IRS requires the fund to withhold 31% of    your TIN, and by completing the tax
all the distributions (including ordinary   certifications on your shareholder
dividends and capital gain distributions),  application that you were asked to sign
and redemption proceeds paid to you. The    when you opened your account. However, if
fund is also required to begin backup       the IRS instructs the fund to begin
withholding on your account if the IRS      backup withholding, it is required to do
instructs the fund to do so. The fund       so even if you provided the fund with
reserves the right not to open your         your TIN and these tax certifications,
account, or, alternatively, to redeem your  and backup withholding will remain in
shares at the current Net Asset Value,      place until the fund is instructed by the
less any taxes withheld, if you fail to     IRS that it is no longer required.
provide a correct TIN, fail to provide the
proper tax certifications, or the IRS
instructs the fund to begin backup
withholding on your account.
                                            -------------------------------------------

THIS TAX DISCUSSION IS FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUNDS. FOR A MORE COMPLETE DISCUSSION OF THESE RULES AND RELATED MATTERS, PLEASE SEE "ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES" AND "APPENDICES - STATE TAX TREATMENT" IN THE SAI. "GAINS"), THAT GAIN WILL GENERALLY BE DISTRIBUTED TO YOU.

HOW IS THE TRUST ORGANIZED?

The funds are series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Except for the Kentucky Fund, each fund offers two classes of shares: Franklin Alabama Tax-Free Income Fund - Class A, Franklin Florida Tax-Free Income Fund - Class A, Franklin Georgia Tax-Free Income Fund
- Class A, Franklin Louisiana Tax-Free Income Fund - Class A, Franklin Maryland Tax-Free Income Fund - Class A, Franklin Missouri Tax-Free Income Fund - Class A, Franklin North Carolina Tax-Free Income Fund - Class A, Franklin Texas Tax-Free Income Fund - Class A, Franklin Virginia Tax-Free Income Fund - Class A and Franklin Alabama Tax-Free Income Fund - Class C, Franklin Florida Tax-Free Income Fund - Class C, Franklin Georgia Tax-Free Income Fund - Class C, Franklin Louisiana Tax-Free Income Fund - Class C, Franklin Maryland Tax-Free Income Fund - Class C, Franklin Missouri Tax-Free Income Fund - Class C, Franklin North Carolina Tax-Free Income Fund - Class C, Franklin Texas Tax-Free Income Fund - Class C, and Franklin Virginia Tax-Free Income Fund - Class C. All shares of the Kentucky Fund are considered Class A shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the fund and have the same voting and other rights and preferences as any other class of the fund for matters that affect the fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the Board to consider the removal of a Board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member. A special meeting may also be called by the Board in its discretion.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

To open your account, please follow the steps below. This will help avoid any delays in processing your request. PLEASE KEEP IN MIND THAT THE FUNDS DO NOT CURRENTLY ALLOW INVESTMENTS BY MARKET TIMERS.

1. Read this prospectus carefully.

2. Determine how much you would like to invest. The funds' minimum investments are:

    o To open a regular account...............................    $1,000

    o To open a custodial account for a minor
      (an UGMA/UTMA account)..................................     $ 100

    o To open an account with an automatic investment plan....    $   50

    o To add to an account....................................    $   50

    We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

3. Carefully complete and sign the enclosed account application, including the optional shareholder privileges section. By applying for privileges now, you can avoid the delay and inconvenience of having to send an additional application to add privileges later. PLEASE ALSO INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, WE WILL INVEST YOUR PURCHASE IN CLASS A SHARES. It is important that we receive a signed application since we will not be able to process any redemptions from your account until we receive your signed application.

4. Make your investment using the table below.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 For an initial investment:

                          Return the application to the fund with your check made payable to the fund.

                        For additional investments:

                          Send a check made payable to the fund. Please include your account number on the check.

------------------------------------------------------------------------------
BY WIRE                 1.  Call Shareholder Services or, if that number is
                            busy, call 1-650/312-2000 collect, to receive a wire control number and wire instructions. You need a new wire control number every time you wire money into your account. If you do not have a currently effective wire control number, we will return the money to the bank, and we will not credit the purchase to your account.

                        2. For an initial investment you must also return your signed account application to the fund.

                        IMPORTANT DEADLINES: If we receive your call before 1:00 p.m. Pacific time and the bank receives the wired funds and reports the receipt of wired funds to the fund by 3:00 p.m. Pacific time, we will credit the purchase to your account that day. If we receive your call after 1:00 p.m. or the bank receives the wire after 3:00 p.m., we will credit the purchase to your account the following business day.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your financial representative can help you decide.

CLASS A*                                CLASS C*
--------------------------------------------------------------------------------
o Front-end sales charge of 4.25% or    o Front-end sales charge of 1%
   less

o Contingent Deferred Sales Charge of   o Contingent Deferred Sales Charge of
   1% on purchases of $1 million or        1% on shares you sell within 18
   more sold within one year               months

o Lower annual expenses than Class C    o Higher annual expenses than Class A
   due to lower Rule 12b-1 fees            due to higher Rule 12b-1 fees

o No maximum purchase amount            o Maximum purchase amount of $999,999.
                                           We invest any investment of $1
                                           million or more in Class A shares,
                                           since there is no front-end sales
                                           charge and Class A's annual
                                           expenses are lower.


*Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II.

PURCHASE PRICE OF FUND SHARES

For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase.

                                 TOTAL SALES CHARGE          AMOUNT PAID
                                  AS A PERCENTAGE OF        TO DEALER AS A
AMOUNT OF PURCHASE              OFFERING   NET AMOUNT       PERCENTAGE OF
AT OFFERING PRICE                 PRICE     INVESTED       OFFERING PRICE
------------------------------------------------------------------------------

CLASS A

Under $100,000...............      4.25%      4.44%             4.00%
$100,000 but less than $250,000    3.50%      3.63%             3.25%
$250,000 but less than $500,000    2.50%      2.56%             2.25%
$500,000 but less than $1,000,000  2.00%      2.04%             1.85%
$1,000,000 or more*..........      None       None              None

CLASS C

Under $1,000,000*............      1.00%      1.01%             1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.

CUMULATIVE QUANTITY DISCOUNTS - CLASS A ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class A purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.

LETTER OF INTENT - CLASS A ONLY. You may buy Class A shares at a reduced sales charge by completing the Letter of Intent section of the account application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class A shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE ACCOUNT APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS A ONLY. If you are a member of a qualified group, you may buy Class A shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o  Was formed at least six months ago,

o  Has a purpose other than buying fund shares at a discount,

o  Has more than 10 members,

o  Can arrange for meetings between our representatives and group members,

o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,

o Agrees to arrange for payroll deduction or other bulk transmission of investments to the fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.

SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of fund shares, you may buy shares of the fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class C purchases.

Certain distributions, payments or redemption proceeds that you receive may be used to buy shares of the fund without a sales charge if you reinvest them within 365 days of their payment or redemption date. They include:

1. Dividend and capital gain distributions from any Franklin Templeton Fund. The distributions generally must be reinvested in the same class of shares. Certain exceptions apply, however, to Class C shareholders who chose to reinvest their distributions in Class A shares of the fund before November 17, 1997, and to Advisor Class or Class Z shareholders of a Franklin Templeton Fund who may reinvest their distributions in Class A shares of the fund.

2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares except proceeds from the sale of Class B shares will be reinvested in Class A shares.

    If you paid a Contingent Deferred Sales Charge when you sold your Class A or Class C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares.

    Proceeds immediately placed in a Franklin Bank CD also may be reinvested without an initial sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

    This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with the proceeds from a money fund may be subject to a sales charge.

3.  Dividend or capital gain distributions from a real estate investment trust
    (REIT) sponsored or advised by Franklin Properties, Inc.

4. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds or the Templeton Variable Products Series Fund. You should contact your tax advisor for information on any tax consequences that may apply.

5. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

    If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

6. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

    If you paid a contingent deferred sales charge when you sold your Class A shares from a Templeton Global Strategy Fund, we will credit your account with the amount of the contingent deferred sales charge paid but a new Contingent Deferred Sales Charge will apply.

    If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

Various individuals and institutions also may buy Class A shares without a front-end sales charge or Contingent Deferred Sales Charge, including:

 1. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 2. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the fund is permissible and suitable for you and the effect, if any, of payments by the fund on arbitrage rebate calculations.

 3. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs. The minimum initial investment is $250.

 4. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

 5. Registered Securities Dealers and their affiliates, for their investment accounts only

 6. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 7. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies. The minimum initial investment is $100.

 8. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

 9.   Accounts managed by the Franklin Templeton Group

10. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for Class C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the fund or its shareholders.

1. Class A purchases of $1 million or more - up to 0.75% of the amount invested.

2.  Class C purchases - up to 1% of the purchase price.

3. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

FOR INVESTORS OUTSIDE THE U.S.

The distribution of this prospectus and the offering of fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class C shares.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1. Send us signed written instructions

                        2. Include any outstanding share certificates for the
                           shares you want to exchange

------------------------------------------------------------------------------
BY PHONE                Call Shareholder Services or TeleFACTS(R)

                        - If you do not want the ability to exchange by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative

------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?

You can exchange shares between most Franklin Templeton Funds, generally without paying any additional sales charges. If you exchange shares held for less than six months, however, you may be charged the difference between the front-end sales charge of the two funds if the difference is more than 0.25%. If you exchange shares from a money fund, a sales charge may apply no matter how long you have held the shares.

CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

For accounts with shares subject to a Contingent Deferred Sales Charge, we will first exchange any shares in your account that are not subject to the charge. If there are not enough of these to meet your exchange request, we will exchange shares subject to the charge in the order they were purchased.

If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

For more information about the Contingent Deferred Sales Charge, please see "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:

o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your fund shares.

o  You may only exchange shares within the same class, except as noted below.

o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o  The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the fund within two weeks of an earlier exchange request,
   (ii) exchanged shares out of the fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Currently, the funds do not allow investments by Market Timers.

Because excessive trading can hurt fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the fund would be harmed or unable to invest effectively, or (ii) the fund receives or anticipates simultaneous orders that may significantly affect the fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the funds, such as "Advisor Class" or "Class Z" shares. Because the funds do not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class A shares of a fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class A shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class A shares of a fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                  STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL                 1.  Send us signed written instructions. If you would
                            like your redemption proceeds wired to a bank account, your instructions should include:

                            o The name, address and telephone number of the
                               bank where you want the proceeds sent

                            o Your bank account number

                            o The Federal Reserve ABA routing number

                            o If you are using a savings and loan or credit
                               union, the name of the corresponding bank and the account number

                        2. Include any outstanding share certificates for the shares you are selling

                        3.  Provide a signature guarantee if required

                        4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.

------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                        Telephone requests will be accepted:

                        o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                        o If there are no share certificates issued for the shares you want to sell or you have already returned them to the fund

                        o Unless the address on your account was changed by phone within the last 15 days

                        - If you do not want the ability to redeem by phone to apply to your account, please let us know.

------------------------------------------------------------------------------
THROUGH
YOUR DEALER             Call your investment representative
------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE

For Class A purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class A investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class C purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

For each class, we will first redeem any shares in your account that are not subject to a Contingent Deferred Sales Charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o  Account fees

o Redemptions by a fund when an account falls below the minimum required account size

o  Redemptions following the death of the shareholder or beneficial owner

o  Redemptions through a systematic withdrawal plan set up before February 1,
   1995

o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUNDS?

Each fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

Each fund declares dividends daily from its net investment income and pay them monthly on or about the 20th day of the month. Your account may begin to receive dividends on the day after we receive your investment and will continue to receive dividends through the day we receive a request to sell your shares. Capital gains, if any, may be distributed twice a year. The amount of these distributions will vary and there is no guarantee the fund will pay dividends. The funds do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

Please keep in mind that if you invest in a fund shortly before the fund deducts a capital gain distribution from its Net Asset Value, you will receive some of your investment back in the form of a taxable distribution.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

DISTRIBUTION OPTIONS

You may receive your distributions from a fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may reinvest distributions you receive from the fund in additional shares of the fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments. Please note that distributions may only be directed to an existing account.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive your distributions from the fund in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

PLEASE INDICATE ON YOUR APPLICATION THE DISTRIBUTION OPTION YOU HAVE CHOSEN, OTHERWISE WE WILL REINVEST YOUR DISTRIBUTIONS IN THE SAME SHARE CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

When you buy shares, you pay the Offering Price. This is the Net Asset Value per share of the class you wish to purchase, plus any applicable sales charges. When you sell shares, you receive the Net Asset Value per share minus any applicable Contingent Deferred Sales Charges.

The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the fund.

HOW AND WHEN SHARES ARE PRICED

The funds are open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the close of the NYSE, normally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. Each fund's assets are valued as described under "How Are Fund Shares Valued?" in the SAI.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o  Your name,

o  The fund's name,

o  The class of shares,

o  A description of the request,

o  For exchanges, the name of the fund you are exchanging into,

o  Your account number,

o  The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

JOINT ACCOUNTS. For accounts with more than one registered owner, the funds accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)  You wish to sell over $100,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)  We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.

A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions and changes to your account by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.

When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus.

For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss. We also will not be liable for any loss if we follow instructions by phone that we reasonably believe are genuine or if you are unable to execute a transaction by phone.

ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, we cannot accept instructions to change owners on the account unless all owners agree in writing, even if the law in your state says otherwise. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.

REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT         DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION             Corporate Resolution
------------------------------------------------------------------------------
PARTNERSHIP             1.  The pages from the partnership agreement that
                            identify the general partners, or

                        2.  A certification for a partnership agreement
------------------------------------------------------------------------------
TRUST                   1.  The pages from the trust document that identify
                            the trustees, or

                        2.  A certification for trust
------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the fund. Telephone instructions directly from your representative will be accepted unless you have told us that you do not want telephone privileges to apply to your account.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to accounts managed by the Franklin Templeton Group.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in a fund. Under the plan, you can have money transferred automatically from your checking or savings account to a fund each month to buy additional shares. If you are interested in this program, please refer to the account application included with this prospectus or contact your investment representative. The market value of a fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by calling Shareholder Services.

AUTOMATIC PAYROLL DEDUCTION - CLASS A ONLY

You may have money transferred from your paycheck to a fund to buy additional Class A shares. Your investments will continue automatically until you instruct the fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the fund will be automatically reinvested in your account.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"

You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o  obtain information about your account;

o  obtain price and performance information about any Franklin Templeton Fund;

o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

o request duplicate statements and deposit slips for Franklin Templeton accounts.

You will need the code number for each class to use TeleFACTS. The code numbers are as follows:

                                      CODE NUMBER
                                 CLASS A       CLASS C

Alabama Fund ................      164          264
Florida Fund ................      165          265
Georgia Fund ................      128          228
Kentucky Fund ...............      172           -
Louisiana Fund ..............      168          268
Maryland Fund ...............      169          269
Missouri Fund ...............      160          260
North Carolina Fund..........      170          270
Texas Fund ..................      162          262
Virginia Fund ...............      163          263

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the funds will be sent every six months. To reduce fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the funds' financial reports.

INSTITUTIONAL ACCOUNTS

Additional methods of buying, selling or exchanging shares of the funds may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.

AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the funds may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The funds, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME              TELEPHONE NO.           (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
SHAREHOLDER SERVICES        1-800/632-2301          5:30 A.M. TO 5:00 P.M.
DEALER SERVICES             1-800/524-4040          5:30 A.M. TO 5:00 P.M.
FUND INFORMATION            1-800/DIAL BEN          5:30 A.M. TO 8:00 P.M.
                           (1-800/342-5236)         6:30 A.M. TO 2:30 P.M.
                                                    (SATURDAY)
RETIREMENT PLAN SERVICES    1-800/527-2020          5:30 A.M. TO 5:00 P.M.
INSTITUTIONAL SERVICES      1-800/321-8563          6:00 A.M. TO 5:00 P.M.
TDD (HEARING IMPAIRED)      1-800/851-0637          5:30 A.M. TO 5:00 P.M.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the funds' investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS A AND CLASS C - Each fund, except the Kentucky Fund, offers two classes of shares, designated "Class A" and "Class C." The two classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Kentucky Fund are considered Class A shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the funds' principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the fund is a legally permissible investment and that can only buy shares of the fund without paying sales charges.

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the funds' shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class A and 1% for Class C. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.